                              STAG VARIABLE LIFE
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     TELEPHONE: 1-800-231-5453

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This Prospectus describes Stag Variable Life, a flexible premium variable life insurance policy (the "Policy," and collectively the "Policies") offered by Hartford Life and Annuity Insurance Company ("Hartford") to applicants age 80 and under. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.



The Policies provide for a Death Benefit payable at the death of the Insured. A Policy Owner may select one of three Death Benefit Options: a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or a variable amount equal to the Face Amount plus a return of Premiums ("Option C").



Payments for the Policies will be held in a series of Separate Account VL I or in the Fixed Account of Hartford. The following Sub-Accounts are available under the Policies. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account. The Hartford Funds, Putnam Funds and Fidelity VIP Funds are collectively referred to in this Prospectus as the "Funds."



Hartford Adviser Fund Sub-Account             --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Hartford Bond Fund Sub-Account                --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Hartford Capital Appreciation Fund            --   shares of Class IA of Hartford Capital Appreciation HLS
  Sub-Account                                      Fund, Inc. ("Hartford Capital Appreciation Fund")
Hartford Dividend and Growth Fund             --   shares of Class IA of Hartford Dividend and Growth HLS
  Sub-Account                                      Fund, Inc. ("Hartford Dividend and Growth Fund")
Hartford Index Fund Sub-Account               --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
Hartford International Opportunities Fund     --   shares of Class IA of Hartford International Opportunities
  Sub-Account                                      HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
Hartford Mortgage Securities Fund             --   shares of Class IA of Hartford Mortgage Securities HLS
  Sub-Account                                      Fund, Inc. ("Hartford Mortgage Securities Fund")
Hartford Stock Fund Sub-Account               --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")
Hartford Money Market Fund Sub-Account        --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Putnam VT Diversified Income Fund             --   shares of Class IA of Putnam VT Diversified Income Fund of
  Sub-Account                                      the Putnam Variable Trust ("Putnam VT Diversified Income
                                                   Fund")
Putnam VT Global Asset Allocation Fund        --   shares of Class IA of Putnam VT Global Asset Allocation
  Sub-Account                                      Fund of Putnam Variable Trust ("Putnam VT Global Asset
                                                   Allocation Fund")
Putnam VT Global Growth Fund Sub-Account      --   shares of Class IA of Putnam VT Global Growth Fund of
                                                   Putnam Variable Trust ("Putnam VT Global Growth Fund")
Putnam VT Growth and Income Fund Sub-Account  --   shares of Class IA of Putnam VT Growth and Income Fund of
                                                   Putnam Variable Trust ("Putnam VT Growth and Income Fund")
Putnam VT High Yield Fund Sub-Account         --   shares of Class IA of Putnam Yield Fund of Putnam Variable
                                                   Trust ("Putnam VT High Yield Fund")
Putnam VT Money Market Fund Sub-Account       --   shares of Class IA of Putnam VT Money Market Fund of
                                                   Putnam Variable Trust ("Putnam VT Money Market Fund")
Putnam VT New Opportunities Fund Sub-Account  --   shares of Class IA of Putnam New Opportunities Fund of
                                                   Putnam Variable Trust ("Putnam VT New Opportunities Fund")
Putnam VT U.S. Government and High Quality    --   shares of Class IA of Putnam VT U.S. Government and High
  Bond Sub-Account                                 Quality Bond of Putnam Variable Trust ("Putnam VT U.S.
                                                   Government and High Quality Bond Fund")
Putnam VT Utilities Growth and Income Fund    --   shares of Class IA of Putnam VT Utilities Growth and
  Sub-Account                                      Income of Putnam Variable Trust ("Putnam VT Utilities and
                                                   Income Fund")
Putnam VT Voyager Fund Sub-Account            --   shares of Class IA of Putnam VT Voyager Fund of Putnam
                                                   Variable Trust ("Putnam VT Voyager Fund")
Fidelity VIP Equity-Income Portfolio          --   shares of Fidelity VIP Equity-Income Portfolio of the
  Sub-Account                                      Variable Insurance Products Fund ("Fidelity VIP
                                                   Equity-Income Portfolio")
Fidelity VIP Overseas Portfolio Sub-Account   --   shares of Fidelity VIP Overseas Portfolio of the Variable
                                                   Insurance Products Fund ("Fidelity VIP Overseas
                                                   Portfolio")
Fidelity VIP II Asset Manager Portfolio       --   shares of Fidelity VIP II Asset Manager Portfolio of the
  Sub-Account                                      Variable Insurance Products Fund ("Fidelity VIP II Asset
                                                   Manager Portfolio")


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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................    9
   General.............................................................    9
   Premiums............................................................    9
     Premium Payment Flexibility.......................................    9
     Scheduled Premiums................................................    9
     Unscheduled Premiums..............................................   10
     Allocation of Premium Payments....................................   10
     Accumulation Units................................................   10
     Accumulation Unit Values..........................................   10
     Premium Limitation................................................   11
   Guarantee Period....................................................   11
   Cash Values.........................................................   11
     Amount Payable on Surrender of Policy.............................   12
     Load Refund.......................................................   12
     Partial Withdrawals...............................................   12
   Transfers of Account Value..........................................   12
     Amount and Frequency of Transfers.................................   12
     Transfers to or from Sub-Accounts.................................   12
     Transfers from the Fixed Account..................................   12
     Dollar Cost Averaging Option......................................   13
   Policy Loans........................................................   13
     Loan Interest.....................................................   13
     Credited Interest.................................................   13
     Preferred Loan....................................................   13
     Loan Repayments...................................................   13
     Termination Due to Excessive Indebtedness.........................   13
     Effect of Loans on Account Value..................................   13
   Death Benefit.......................................................   14
     Death Benefit Options.............................................   14
     Option Change.....................................................   14
     Death Benefit Guarantee...........................................   14
     Minimum Death Benefit.............................................   14
     Increases and Decreases in Face Amount............................   14
   Benefits at Maturity................................................   15
   Lapse and Reinstatement.............................................   15
     Policy Surplus....................................................   15
     Lapse and Grace Period............................................   15
     Reinstatement.....................................................   15
     Automatic Premium Loan Option.....................................   16
   The Right to Examine or Exchange a Policy...........................   16
   Surrender/Continuation Options......................................   16
     Option Descriptions...............................................   17
   Valuation of Payments and Transfers.................................   17
   Application for a Policy............................................   17
   Reduced Charges for Eligible Groups.................................   17
   Deductions from Premiums............................................   18
     Front End Sales Load..............................................   18
     Premium Related Tax Charge........................................   18
   Deductions and Charges from the Account Value.......................   18
     Monthly Deduction Amounts.........................................   18
     Surrender Charges.................................................   19
     Examples of Front-End Sales Loads and Surrender Charges...........   20
     Charges Against the Funds.........................................   21
     Taxes.............................................................   21
 HARTFORD..............................................................   22
 SEPARATE ACCOUNT VL I.................................................   22

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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
                                                                         PAGE
                                                                         ----
   General.............................................................   22
   Funds...............................................................   22
     Hartford Funds....................................................   22
     Putnam Funds......................................................   23
     Fidelity VIP Funds................................................   23
   Investment Adviser..................................................   24
     Hartford Funds....................................................   24
     Putnam Funds......................................................   25
     Fidelity VIP Funds................................................   25
 THE FIXED ACCOUNT.....................................................   25
 OTHER MATTERS.........................................................   25
   Voting Rights.......................................................   25
   Statements to Policy Owners.........................................   26
   Limit on Right to Contest...........................................   26
   Misstatement as to Age..............................................   26
   Payment Options.....................................................   26
   Beneficiary.........................................................   27
   Assignment..........................................................   27
   Dividends...........................................................   27
 SUPPLEMENTAL BENEFITS.................................................   27
   Deduction Amount Waiver Rider.......................................   27
   Accidental Death Benefit Rider......................................   27
   Increase in Coverage Option Rider...................................   27
   Maturity Date Extension Rider.......................................   27
 EXECUTIVE OFFICERS AND DIRECTORS......................................   28
 DISTRIBUTION OF THE POLICIES..........................................   32
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   32
 FEDERAL TAX CONSIDERATIONS............................................   32
   General.............................................................   32
   Taxation of Hartford and the Separate Account.......................   32
   Income Taxation of Policy Benefits..................................   33
   Modified Endowment Contracts........................................   33
   Estate and Generation Skipping Taxes................................   33
   Diversification Requirements........................................   34
   Ownership of the Assets in the Separate Account.....................   34
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   35
   Federal Income Tax Withholding......................................   35
   Non-Individual Ownership of Policies................................   35
   Other...............................................................   35
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   35
 LEGAL PROCEEDINGS.....................................................   35
 EXPERTS...............................................................   35
 REGISTRATION STATEMENT................................................   35
 LEGAL MATTERS.........................................................   35
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   36


                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                           GLOSSARY OF SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:


ACCOUNT VALUE: The value used to determine certain Policy benefits and charges.


ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.


ANNUAL SCHEDULED PREMIUM AND/OR SCHEDULED PREMIUMS: The amount of premiums selected by You within limits established under Your Policy.


ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: Cash Value less all Indebtedness.

CASH VALUE: The Account Value less all remaining surrender charges, if any.

CODE: The Internal Revenue Code of 1986, as amended.


DATE OF ISSUE: The date from which the Policy's suicide and incontestability provisions are measured.



DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter, it may change in accordance with the terms of the Policy.



DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. For a description of the three Death Benefit Options, see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 14.



DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.



FACE AMOUNT: On the Policy Date, the Face Amount of a Policy equals the Policy's initial Face Amount. Thereafter, the Face Amount may change in accordance with the terms of the Policy.



FIXED ACCOUNT: The portion of the Account Value invested in the General Account.


FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts, including the Separate Account.



GUARANTEE PERIOD: The period, selected by You, of one to ten Policy Years, during which period additional Policy guarantees are provided. Among such additional guarantees is the guarantee that if Scheduled Premiums are paid, the Death Benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit -- Death Benefit Guarantee," page 14.



GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a Policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the Policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.



HARTFORD (ALSO "WE," "US," "OUR"): Hartford Life and Annuity Insurance Company.



IN WRITING: In a written form satisfactory to Us.



INDEBTEDNESS: The outstanding loan on a Policy, including any interest due or accrued.


INSURED: The person on whose life a Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on his/ her last birthday.


LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and the Sub-Accounts as a result of Policy loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts held in the Loan Account are not subject to the investment experience of the Separate Account.



MATURITY DATE: The date on which a Policy matures.


MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.


NATIONAL SERVICE CENTER: Hartford's National Service Center located in Minneapolis, Minnesota.



NET PREMIUM: The amount of each premium allocated to the Account Value, after a deduction as a percentage of premium is made for the front-end sales load and for premium taxes.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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POLICY: The flexible premium variable life insurance contract issued by Hartford and described in this Prospectus.



POLICY ANNIVERSARY: An anniversary of the Policy Date.


POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.


POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under a Policy during the lifetime of the Insured. A Policy Owner may or may not be the Insured.



POLICY SURPLUS: An amount which We calculate for each Policy Year during the Guarantee Period to determine whether or not payment of a Scheduled Premium is required. For a description of how Policy Surplus is calculated, see "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement -- Policy Surplus," page 15.



POLICY YEAR: An annual period computed from the Policy Date.



PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and in each Sub-Account.



SCHEDULED PREMIUM: The amount of premium shown on Your Policy's specifications page.



SEC: The U.S. Securities and Exchange Commission.



SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL I"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford.



SUB-ACCOUNT: A subdivision of the Separate Account.



TARGET ACCOUNT VALUE: The Account Value, determined at Policy issue, that would result on each Policy Anniversary assuming all annual Scheduled Premiums were paid when due (including the one due on that anniversary for the next Policy
Year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.


UNSCHEDULED PREMIUMS: Any premium payment other than a Scheduled Premium
Payment.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.


VIP: Variable Insurance Products Fund of Fidelity Management & Research Company.



VIP II: Variable Insurance Products Fund II of Fidelity Management & Research Company.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                    SUMMARY

                                   THE POLICY


    This Prospectus has been designed to provide You with the necessary information to make a decision on purchasing a flexible premium variable life insurance Policy. The Policy is primarily a life insurance policy with death benefits, cash values, and other features traditionally associated with life insurance. The Policy is called "flexible premium" because, once the desired level and pattern of death benefits have been determined, a Policy Owner has considerable flexibility in choosing the timing and amount of premium to be paid. The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.



    The Policy is funded by a Fixed Account and Separate Account VL I. Separate Account VL I is presently comprised of 22 Sub-Accounts, each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, the Net Premium will be allocated to the Hartford Money Market Fund Sub-Account. At a later date, the values in the Hartford Money Market Fund Sub-Account will be allocated to one or more of the Sub-Accounts or to the Fixed Account, as specified in the Policy Owner's application. This later date is the latest of: (1) 45 days after the application is signed; (2) 10 days after We mail or personally deliver a Notice of Withdrawal Right; (3) 10 days after We receive the initial premium; and (4) the date on which We receive the final requirement to put the Policy in force. The Policy is credited with Accumulation Units in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer the assets among the Sub-Accounts and the Fixed Account, subject to any applicable transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 12.



                                 POLICY OPTIONS



    Available Policy options are structured to give a prospective Policy Owner and his or her sales agent the ability to select a Policy tailored to the prospective Policy Owner's specific life insurance needs.


    The Policy options fall into four major categories:



    1. Death Benefit Options -- The Policy Owner is able to select various levels and patterns of Death Benefits. The Policies provide for three Death Benefit Options: (1) a level Death Benefit equal to the Face Amount ("Option A"); (2) the Face Amount plus Return of Account Value Death Benefit ("Option B"); or (3) the Face Amount plus Return of Premium Death Benefit ("Option C"). At the death of the Insured, We will pay the Death Proceeds to the beneficiary. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 14.



    2. Investment Options -- Currently, the Policy Owner has the choice of allocating the Account Value among a maximum of nine of the Policy's 23 investment choices (22 Sub-Accounts and the Fixed Account). Currently, the Funds are Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Index Fund, Hartford International Opportunities Fund, Hartford Mortgage Securities Fund, Hartford Stock Fund, and Hartford Money Market Fund; Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund; and Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio. Prospective purchasers should read the prospectuses for the Funds accompanying this Prospectus in connection with the purchase of a Policy. For a discussion of the investment objectives of each of the Funds, see "Separate Account VL I," page 22.



    3. Premium Options -- The Policy Owner has the flexibility to choose, within limits, the desired Policy premium schedule and the amount and frequency of subsequent premiums. Prior to Policy issue, You can choose the level of Scheduled Premiums within a range determined by Hartford based on the Face Amount and each Insured's gender (except where unisex rates apply), Issue Age and risk classification. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Premium Payment Flexibility," page 9.



    4. Guarantee Period Options -- The Policy Owner has the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums selected by the Policy Owner are paid or provided for by favorable investment experience. "Detailed Description of Policy Benefits and Provisions -- Guarantee Period," page 11.


                                 FIXED ACCOUNT


    Premium payments and Account Values may be allocated to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investments of insurance company general accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                                 ACCOUNT VALUE


    As with many other types of insurance policies, each Policy will have an Account Value. The Account Value will increase or decrease to reflect the interest credited to the Fixed Account and the Loan Account, the investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premiums," page 9.


DEDUCTIONS FROM THE PREMIUM


    Before the premium is allocated to the Account Value, a deduction as a percentage of premium is made for the premium tax and front-end sales load . The amount of each premium (after such deductions) allocated to the Account Value is Your Net Premium.



PREMIUM TAX CHARGE



    We deduct, as a percentage of each premium, a premium tax charge to cover premium-based taxes assessed against Hartford by a state or other governmental entity. Such percentage will vary by locale, depending on the tax rates in effect at the time a Policy is issued. The range for such premium taxes generally is between 0% and 4%.



FRONT-END SALES LOAD



    The front-end sales load portion of the deductions from a premium payment is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.



    The maximum front-end sales load percentages are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.



    For all Guarantee Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. Additionally, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premium paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.



    The actual schedule of front-end sales loads for a given Policy is specified in that Policy.


                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE


    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. Such deductions will be taken on a Pro Rata Basis from the Fixed Account and the Sub-Accounts on each Monthly Activity Date.



    The Monthly Deduction Amount equals the sum of:



(a) the cost of insurance;



(b) the charges for additional benefits provided by rider, if any;



(c) the charges for "special" insurance class rating, if any;



(d) the monthly administrative fee; and


(e) the mortality and expense risk charge.


    Hartford may also set up a provision for income taxes against the assets of Separate Account VL I. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 18, and "Federal Tax Considerations," page 32.



    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.


                               SURRENDER CHARGES


    A contingent deferred sales load ("Surrender Charge") is assessed against the Account Value of a Policy if the Policy lapses or is surrendered during the first nine Policy Years. The amount of the Surrender Charge applicable during Policy Year 1 is established by Hartford based on the premiums and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance laws, the Surrender Charge decreases by an equal amount each Policy Year until it reaches zero during Policy Year 10.



    The actual schedule of Surrender Charges for any given Policy is set forth in that Policy. In addition, sales agents will provide, upon request, the schedule of Surrender Charges which would apply under given circumstances.


                        LIMITS ON FRONT-END SALES LOADS
                             AND SURRENDER CHARGES


    Certain state insurance laws and regulations limit the front-end sales loads and Surrender Charges which can be assessed on the Policies. The front-end sales loads and Surrender Charges assessed by Hartford on the Policies comply with these limitations.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    Front-end sales loads and Surrender Charges which cover expenses relating to the sale and distribution of the Policies may be reduced for sales of the Policies occurring under circumstances which may result in savings of such sales and distribution expenses.


                           CHARGES AGAINST THE FUNDS


    Separate Account VL I purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Charges Against the Funds," page 21.



    The following table shows annual Fund operating expenses for the year ended December 31, 1997:



                         Annual Fund Operating Expenses
                        (as a percentage of net assets)


                                                       TOTAL FUND
                     MANAGEMENT   OTHER EXPENSES   OPERATING EXPENSES
                    FEES (ABSENT  (ABSENT EXPENSE   (ABSENT WAIVERS/
                    FEE WAIVERS)  REIMBURSEMENTS)  REIMBURSEMENTS) (1)
                    ------------  ---------------  -------------------
Hartford Advisers
 Fund.............       0.610%         0.020%             0.630%
Hartford Bond
 Fund.............       0.490%         0.020%             0.510%
Hartford Capital
 Appreciation
 Fund.............       0.620%         0.020%             0.640%
Hartford Dividend
 and Growth Fund..       0.660%         0.020%             0.680%
Hartford Index
 Fund.............       0.375%         0.015%             0.390%
Hartford
 International
 Opportunities
 Fund.............       0.680%         0.090%             0.770%
Hartford Mortgage
 Securities
 Fund.............       0.425%         0.025%             0.450%
Hartford Stock
 Fund.............       0.430%         0.020%             0.450%
Hartford Money
 Market Fund......       0.425%         0.015%             0.440%
Putnam VT
 Diversified
 Income Fund......       0.690%         0.110%             0.800%
Putnam VT Global
 Asset Allocation
 Fund.............       0.660%         0.110%             0.770%
Putnam VT Global
 Growth Fund......       0.600%         0.150%             0.750%

                                                       TOTAL FUND
                     MANAGEMENT   OTHER EXPENSES   OPERATING EXPENSES
                    FEES (ABSENT  (ABSENT EXPENSE   (ABSENT WAIVERS/
                    FEE WAIVERS)  REIMBURSEMENTS)  REIMBURSEMENTS) (1)
                    ------------  ---------------  -------------------
Putnam VT Growth
 and Income Fund..       0.470%         0.040%             0.510%
Putnam VT High
 Yield Fund.......       0.660%         0.060%             0.720%
Putnam VT Money
 Market Fund......       0.450%         0.090%             0.540%
Putnam VT New
 Opportunities
 Fund.............       0.580%         0.050%             0.630%
Putnam VT US
 Government and
 High Quality Bond
 Fund.............       0.610%         0.080%             0.690%
Putnam VT
 Utilities Growth
 and Income Fund..       0.670%         0.070%             0.740%
Putnam VT Voyager
 Fund.............       0.540%         0.050%             0.590%
Fidelity VIP
 Equity-Income
 Portfolio (2)....       0.500%         0.080%             0.580%
Fidelity VIP
 Overseas
 Portfolio (2)....       0.750%         0.170%             0.920%
Fidelity VIP II
 Asset Manager
 Portfolio (2)....       0.550%         0.100%             0.650%


---------


(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the services provided in consideration of the operating expenses deducted, please see the accompanying Funds prospectuses.



(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.570% for Fidelity VIP Equity-Income Portfolio, 0.900% for Fidelity VIP Overseas Portfolio and 0.640% for Fidelity VIP II Asset Manager Portfolio.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                  POLICY LOANS



    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time such loan is requested, Indebtedness may not exceed 90% of the Account Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 13.



                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY



    Any person purchasing a Policy has a limited right to return such Policy for cancellation. If a purchaser returns a Policy (a) within 10 days after receiving such Policy, (b) 10 days after We mail or personally deliver a Notice of Withdrawal Right or (c) within 45 days after completion of the application for the Policy, whichever is latest (subject to applicable state regulation), Hartford, within 7 business days thereafter, will return to such Policy Owner the greater of (a) the premium paid minus any Indebtedness, or (b) the sum of
(1) the Account Value, minus any Indebtedness, on the date the returned Policy is received by Hartford or by its agent, and (2) any deductions under such Policy or by the Funds for taxes, charges or fees.


                         SURRENDER/CONTINUATION OPTIONS


    Generally, You may choose to have the Cash Surrender Value applied to one of the following options at any time prior to the Maturity Date, provided Your Policy has a Cash Surrender Value:



OPTION A -- Surrender of the Policy for Cash



OPTION B -- Continuation of the Policy as Extended Term Insurance



OPTION C -- Continuation of the Policy as Paid-Up Insurance



    See "Detailed Description of Policy Benefits and Provisions -- Surrender/Continuation Options," page 16.


                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

                                    GENERAL


    This Prospectus describes a flexible premium variable life insurance policy that offers the Policy Owner considerable flexibility in selecting the timing and amount of premium payments. Additionally, a Policy Owner can select a Guarantee Period of one to ten years, during which period additional guarantees are provided, including the guarantee that the Death Benefit will be no less than the initial Face Amount and that the Policy will not lapse as long as certain Scheduled Premiums are paid or are provided for by favorable investment experience. As stated below, Unscheduled Premiums are also allowed under the Policies.


                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY


    A significant Policy feature is that Your Policy gives You the ability to pay amounts greater or less than Your Scheduled Premiums.



    Prior to Policy issue, You can choose the level of the Scheduled Premiums, within a range determined by Hartford, based on the Face Amount and the Insured's gender (except where unisex rates apply), Issue Age and risk classification.



    During the Guarantee Period, Hartford will guarantee that Your Policy will not lapse, regardless of the investment experience of the Funds, provided that You pay the Scheduled Premiums when due and Indebtedness will never exceed the Cash Value. In addition, Unscheduled Premiums are allowed during the Guarantee Period.



    Even if You do not pay all Scheduled Premiums due during the Guarantee Period, Your Policy will stay in force as long as the Policy Surplus exceeds Indebtedness.



    After the Guarantee Period, You may change Your Scheduled Premiums to any level You desire. Unscheduled Premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, Your Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts.



    For more details, see "Detailed Description of the Policy Benefits and Provisions -- Lapse and Reinstatement," page 15.


SCHEDULED PREMIUMS


    You have the right to pay Scheduled Premiums annually, semiannually, quarterly, or monthly. The first Scheduled Premium is due on the Policy Date. During the Guarantee Period, each Scheduled Premium after the initial premium payment is due at the expiration of the period for which the preceding Scheduled Premium was paid. A Scheduled Premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code (see "-- Premiums -- Premium Limitation," page 11).



    During the Guarantee Period, Your Policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all Scheduled Premiums are paid when due and if Indebtedness does not exceed the Cash Value.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    During the Guarantee Period, if You fail to pay a Scheduled Premium when due, and if, on the premium due date and for the rest of that Policy Year, the Policy Surplus exceeds Indebtedness, payment of such Scheduled Premium will not be required in that year or in any future Policy Year. Your Policy will not terminate due to such nonpayment. However, future Scheduled Premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future Policy Years. In addition, as is true with any premium, Your Account Value and Policy Surplus in future years will be greater if You make the premium payment.



    For example, to determine whether or not non-payment of a Scheduled Premium in Policy Year 2 would result in a lapse, You would compare the actual Account Value on the first Policy Anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any Scheduled Premiums due in Policy Year 2 would not result in a lapse.



    After the Guarantee Period, Hartford will send reminder notices for the Policy Owner to pay Scheduled Premiums during the Insured's lifetime. Payment of the Scheduled Premium may not be sufficient to keep a Policy in force after the end of the Guarantee Period.


UNSCHEDULED PREMIUMS


    Any premium payment We receive under a Policy in an amount different from the Scheduled Premium will be considered an Unscheduled Premium. Unscheduled Premiums of at least $50 can be made at any time while a Policy is in force.


ALLOCATION OF PREMIUM PAYMENTS


    The initial Net Premium will be allocated to the Hartford Money Market Fund Sub-Account on the later of the Policy Date or the date on which We receive the initial premium payment.



    The value in the Hartford Money Market Fund Sub-Account will then be allocated to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the Policy application on the latest of: (a) 45 days after the Policy application is signed (b) 10 days after We receive the premium payment, and (c) the date on which We receive the final requirement to put the Policy in force.



    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Fund Sub-Account.



    Upon request In Writing, You may change Your Net Premium allocation. Portions of a premium payment allocated to the Fixed Account and the Sub-Accounts must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to Your most recent instructions, provided that the Account Value may be allocated to a maximum of nine of the 23 available investment choices (i.e., the Fixed Account and the 22 Sub-Accounts). If We receive a premium payment and Your most recent allocation instructions would violate the foregoing requirement, We will allocate Your Net Premium to the Fixed Account and/or the Sub-Accounts according to Your previous premium allocation.



    A Policy Owner receives several different types of notification as to the current premium allocation under a Policy. The initial allocation chosen by a Policy Owner is shown in the Policy. Each transactional confirmation sent to a Policy Owner after a premium payment is received by Us will show how the Net Premium was allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for a Policy.


ACCUMULATION UNITS


    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to such Sub-Accounts.



    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Fund Sub-Account) and the amount credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of the Net Premium to be invested in the Fixed Account or the Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit value for that particular Sub-Account next computed following receipt of the premium payment.


ACCUMULATION UNIT VALUES


    The Accumulation Unit value for each Sub-Account varies to reflect the investment experience of the applicable Fund and is determined on each Valuation Day for each Sub-Account by multiplying such Sub-Account's Accumulation Unit value on the preceding Valuation Day by the Sub-Account's Net Investment Factor for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by such Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.



    All valuations in connection with a Policy (e.g., with respect to determining Cash Value and Account Value and in connection with Policy loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

payment) will be made on the date on which the request or payment is received by Hartford at its National Service Center, provided such date is a Valuation Day; otherwise, such determination will be made on the next succeeding date which is a Valuation Day.

PREMIUM LIMITATION


    Except for required Scheduled Premiums, a premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.



    No premium payment will be accepted which results in Your Policy no longer meeting the tax qualification guidelines for life insurance under the Code. If premiums are received which would cause a Policy to fail to meet the definition of a life insurance policy in accordance with the Code, We will refund the excess premium payments and any interest thereon within 60 days after the end of a Policy Year.



    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when a Policy may become a Modified Endowment Contract under federal tax law. If such an event, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether a Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 33, for a discussion of the "seven-pay test."



                                GUARANTEE PERIOD



    The Guarantee Period selected by You will affect the benefits provided by Your Policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:



(a) a longer period during which Your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;



(b) a longer period during which Your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;



(c) a longer period during which Your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;



(d) lower current cost of insurance rates; and



(e) lower mortality and expense risk rates.



    In addition, if You choose a Guarantee Period longer than five years, You may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations. See "Supplemental Benefits," page 27.



    Because the different charges and fees under the Policies depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on Policy values without a sales illustration. Once a prospective purchaser, in consultation with his or her sales agent, has decided on a combination of Policy features, (e.g., Face Amount, level of Scheduled Premiums, Guarantee Period, and the Insured's Issue Age and gender) the sales agent will provide the prospective purchaser with an illustration which reflects the charges and benefits of that particular combination and includes a summary of Policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which a prospective purchaser may request.



    For more information concerning front-end sales loads, surrender charges, cost of insurance charges, and mortality and expense risk charges, see "Detailed Description of Policy Benefits and Provisions -- Deductions from Premiums," page 18.


                                  CASH VALUES


    As with traditional life insurance, each Policy will have a Cash Value. The Cash is equal to the Account Value less any remaining Surrender Charges. There is no minimum guaranteed Cash Value.



    A Policy's Account Value changes daily and is computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts.



    A Policy's Account Value is related to the net asset value of the Funds invested in by the Sub-Accounts, if any, to which Net Premiums under the Policy have been allocated. The Account Value of the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit value of such Sub-Account, and then totaling the result for all of the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed Account and the Loan Account. A Policy's Cash Value is the Policy's Account Value, minus any remaining Surrender Charge. The Cash Surrender Value (i.e., the net amount available upon surrender of a Policy) is the Cash Value less any Indebtedness. See "-- Premiums -- Accumulation Unit Values," page 10.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    As long as his or her Policy is in effect, a Policy Owner may elect to fully surrender such Policy without the consent of the beneficiary under the Policy, provided the designation of such beneficiary is not irrevocable. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the later of (a) the date on which Hartford receives the Policy Owner's surrender request In Writing, or (b) the date requested by the Policy Owner. The Policy will terminate on the later of (x) the date on which Hartford receives the written surrender request, or (y) the date on which the Policy Owner requests the surrender to be effective.


LOAD REFUND


    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value. Such refund will equal the amount by which the sum of the actual front-end sales load charged to date, plus the Surrender Charge assessed upon Surrender exceeds:



(1) 30% of premium payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of premium payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; plus



(2) 9% of each premium payment made which is in excess of two Guideline Annual Premiums.


PARTIAL WITHDRAWALS


    After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (i.e., between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of any such partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts.



    Hartford does not currently impose a partial withdrawal charge. However, Hartford reserves the right to impose in the future a partial withdrawal charge of up to $50.

                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as Your Policy is in effect, You may transfer amounts among the Fixed Account and the Sub-Accounts. Transfers may be made by request In Writing or by calling our National Service Center at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requiring callers to provide certain identifying information about themselves ( if the are not the Policy Owners) and the Policy Owner. All transfer instructions communicated to Us by telephone are tape recorded.



    Currently, the Policy Owner may make one transfer per calendar month free of charge, excluding any transfers made pursuant to Your enrollment in the dollar cost averaging option. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25.



    We reserve the right to limit at a future date the size of transfers and remaining balances, and to limit the number and frequency of transfers.


TRANSFERS TO OR FROM SUB-ACCOUNTS

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced. The reduction will be determined by dividing:


(1) the amount transferred, by



(2) the Accumulation Unit value for that Sub-Account on the Valuation Day on which, We receive Your request for transfer In Writing.



    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account to which the transfer is made. The increase will equal:



(1) the amount transferred, divided by,



(2) the Accumulation Unit value for that Sub-Account determined on the Valuation Day on which We receive Your request for transfer In Writing.


TRANSFERS FROM THE FIXED ACCOUNT


    In addition to the conditions described above, transfers from the Fixed Account are subject to the following:


(a) the transfer must occur during the 30-day period following each Policy Anniversary; and


(b) if Your accumulated value in the Fixed Account exceeds $1,000, the amount You transfer from the Fixed Account in any Policy Year may be no greater than 25% of the accumulated value in the Fixed Account on the transfer date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


DOLLAR COST AVERAGING OPTION



    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose to participate in the DCA option, Your Net Premiums will be deposited into the Hartford Money Market Fund Sub-Account. Amounts will be withdrawn monthly from that Sub-Account and allocated to the other available investment options, in accordance with Your allocation instructions. The transfer date will be the monthly anniversary of the first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Fund Sub-Account is less than the amount You have elected to transfer, Your DCA option participation will terminate.



    You may also cancel Your DCA option election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.



    The main objective of the DCA option is to minimize the impact of short term price fluctuations. The DCA option allows Policy Owners to take advantage of market fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, the DCA option allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. However, it is important to understand that the DCA option does not assure a profit or protect against a loss in a declining market. Policy Owners who choose to participate in the DCA option should have the financial ability to continue making investments through periods of low price levels.


                                  POLICY LOANS


    A Policy Owner may obtain, a long as the Policy is in effect, a cash loan from Hartford without the consent of the beneficiary under the Policy, provided the designation of such beneficiary is not irrevocable. Such loan will be secured by the Policy. Total Indebtedness at the time the Policy loan is requested (including the accrued interest on prior Policy loans plus the amount of the requested Policy loan) may not exceed 90% of the Cash Value.



    The amount of each Policy loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.


LOAN INTEREST


    Interest on Indebtedness will accrue daily at the Policy loan interest rate indicated in the Policy. On each Monthly Activity date, the difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and the Sub-Accounts to the Loan Account.


CREDITED INTEREST


    Loan Accounts, other than those attributable to Preferred Loans (as described below), will be credited with interest in the following manner: During the first ten Policy Years, any amounts in the Loan Account will be credited with interest at a rate of 2% (in most states). Thereafter, the Loan Account will be credited with interest at the rate of 3% (in most states).


PREFERRED LOAN


    If, at any time after Policy Anniversary 10, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For Policy Years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.


LOAN REPAYMENTS


    You can repay all or any part of Your Indebtedness at any time. The amount of Policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated.


TERMINATION DUE TO EXCESSIVE INDEBTEDNESS


    If total Indebtedness equals or exceeds Cash Value under Your Policy, Your Policy will terminate 61 days after We have mailed notice to Your last known address and to the last known address of any assignees of record. If sufficient Policy loan repayment if not made by the end of such 61 day period, Your Policy will terminate without value.



EFFECT OF POLICY LOANS ON ACCOUNT VALUE



    A Policy loan, whether or not repaid, will have a permanent effect on Your Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. Additionally, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on the Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no Policy loan been

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no Policy loan been made. Additionally, the aggregate amount of the outstanding Indebtedness, if not repaid, will reduce the Death Proceeds and the Cash Surrender Value otherwise payable.

                                 DEATH BENEFIT


    Each Policy provides for the payment of the Death Proceeds to the named beneficiary upon the death of the Insured. The Death Proceeds payable to the beneficiary under a Policy equal the Death Benefit less any Indebtedness. The Death Benefit depends on the Death Benefit Option You select.


DEATH BENEFIT OPTIONS


    There are three Death Benefit Options available under the Policies: (Option
A) the Level Death Benefit Option; (Option B) the Return of Account Value Death Benefit Option; and (Option C) the Return of Premium Death Benefit Option. Subject to the Minimum Death Benefit described below, the Death Benefit under each option is as follows:



(Option A) Under the Level Death Benefit Option, the Face Amount.



(Option B) Under the Return of Account Value Death Benefit Option, the Face
           Amount plus the Account Value.



(Option C) Under the Return of Premium Death Benefit Option, the Face Amount
           plus the sum of the Scheduled Premiums paid.


OPTION CHANGE


    After the Guarantee Period, You may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If You elect to make such option change, the Face Amount will become the amount available as a Death Benefit immediately prior to the Death Benefit Option change.


DEATH BENEFIT GUARANTEE


    During the Guarantee Period, Your Policy will not terminate due to insufficient cash Surrender Value, regardless of the investment experience of the Funds, provided all Scheduled Premiums are paid when due and Indebtedness does not exceed the Cash Value.


MINIMUM DEATH BENEFIT


    Notwithstanding the foregoing, each Policy has a minimum Death Benefit equal to the Account Value, multiplied by a specified percentage which varies according to the Insured's Issue Age, Attained Age, gender (where unisex rates are not used), and insurance class and is specified in the Policy.



EXAMPLES OF THE MINIMUM DEATH BENEFIT:



                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level



    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). Such Death Benefit, minus any outstanding Indebtedness, constitutes the Death Proceeds payable to the beneficiary under the Policy.



    In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).



    All or part of the Death Proceeds may be paid in cash or applied under one of the available payment options. See "Other Matters -- Payment Options," page 26.


INCREASES AND DECREASES IN FACE AMOUNT


    At any time after the Guarantee Period, You may change the Face Amount by request In Writing.


    The minimum Face Amount for an increase or decrease will be based on Our rules then in effect.


    All requests to increase the Face Amount must be applied for on a Policy new application and shall be accompanied by Your existing Policy. All such requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page provided that the cost of insurance deduction for the first month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.



    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date on which We receive Your request In Writing. The remaining Face Amount must not be less than that specified by Our minimum rules then in effect. Decreases in Face Amount will be applied as follows:



(a) to the most recent increase in the Face Amount; then



(b) successively to each prior increase in Face Amount; then


(c) to the initial Face Amount.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------


    If You ask to decrease the Face Amount of Your Policy below the initial Face Amount, We will deduct, on a Pro Rata Basis, a portion of any remaining surrender charge from Your Account Value. The amount of the reduction will be equal to:



(a) the initial Face Amount, minus the requested Face Amount, multiplied by



(b) the surrender charge on the date of the request to change the Face Amount, divided by


(c) the Initial Face Amount.


    Your surrender charge will be reduced by the same amount.



    We reserve the right to limit the number of increases and/or decreases in Face Amount to no more than one in any 12 month period.


                              BENEFITS AT MATURITY


    If the Insured is living on the "Maturity Date" (i.e., the anniversary of the Policy Date on which the Insured attained age 100), Hartford will pay the Cash Surrender Value to the Policy Owner upon surrender of the Policy to Hartford. On the Maturity Date, the Policy will terminate and Hartford will have no further obligations under such Policy.


                            LAPSE AND REINSTATEMENT

POLICY SURPLUS


    We use the Policy Surplus to determine whether a Policy will terminate if Scheduled Premiums are not paid when due. If the Policy Surplus is greater than zero for a Policy Year, the Scheduled Premiums may not be required. However, if the Policy Surplus for a Policy Year during the Guarantee Period is zero, all Scheduled Premiums due in that year are required to be paid.



    The Policy Surplus is determined as follows:



(a) The Policy Surplus for the first Policy Year is zero.



(b) The Policy Surplus for each subsequent Policy Year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous Policy Year; and (y) is the Target Account Value, as shown in the Policy, for the previous Policy Year.


    Once determined for a given Policy Year, the Policy Surplus remains constant for the entire Policy Year.

LAPSE AND GRACE PERIOD


    During the Guarantee Period: If the Policy Surplus for a Policy Year is less than the Indebtedness or is zero on any given Monthly Activity Date, all Scheduled Premiums due in that Policy Year, on or before that date the Monthly Activity Date are required to be paid in order to keep the Policy in force. With respect to any required Scheduled Premium not paid on or before its due date, We will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the Policy will continue in force. If any such required Scheduled Premium is not paid by the end of the grace period, the Policy will terminate except as provided under the non-forfeiture options set forth in the Policy or unless You have elected the Automatic Premium Loan Option (see "Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the Scheduled Premium amounts due.



    After the Guarantee Period: A Policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a Policy will terminate without value. Hartford will mail the Policy Owner and any assignee under the Policy written notice of the amount of premium payments required to continue the Policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the Policy will terminate.


REINSTATEMENT


    Prior to the death of the Insured, a Policy may be reinstated prior to the Maturity Date, provided such Policy has not been surrendered for cash, and provided further that:



(a) You make Your reinstatement request within five years from the Policy termination date;



(b) Your submit satisfactory evidence of insurability to Hartford;


(c) You pay all overdue required Scheduled Premiums, if any; and


(d) if the Guarantee Period has expired at the time of Policy reinstatement and if the amount paid in is insufficient to reinstate the Policy, sufficient premiums must be paid to:



    (i) cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and


    (ii) keep the Policy in force for three months after the date of reinstatement.


    The Face Amount of the reinstated Policy cannot exceed the Face Amount at the time of lapse. The Account Value on the Policy reinstatement date will reflect:



(1) the Account Value at the time of termination; plus



(2) Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(3) a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.



    The Surrender Charges for the reinstated Policy will be the same as they would have been on the original Policy had no lapse and subsequent reinstatement of such Policy taken place.



    Any Indebtedness at the time of termination must be repaid upon reinstatement of the Policy or carried over to the reinstated Policy.


AUTOMATIC PREMIUM LOAN OPTION


    If You elect the Automatic Premium Loan Option under the Policies, We will automatically process a Policy loan to pay any Scheduled Premium which is due and not paid by the end of its grace period following the due date. You may elect such option in Your Policy application or by request In Writing, provided no Scheduled Premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "-- Policy Loans -- Preferred Loan," page 13.


    The Automatic Premium Loan Option will not be available if:


(a) You have revoked the election of such option In Writing; or


(b) the loan amount needed to pay any unpaid Scheduled Premium would exceed the Cash Surrender Value on the most recent Scheduled Premium due date.

    In either instance, the surrender/continuation options will apply as of the end of the grace period.

    In most states, if You have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, Hartford will allow You to restore the Death Benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, Hartford will not require You to provide evidence of insurability. To remove any such outstanding Indebtedness, Hartford will reduce Your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the Policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of Your Policy as a result of this adjustment.



    If You have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and You have not previously elected to restore the Death Benefit at the end of a Guarantee Period as described above, Hartford will assume that You have elected to restore the Death Benefit at the end of the Guarantee Period then in effect. Hartford will notify You that it will make such adjustment unless You instruct Hartford not to make this adjustment. Such notification will be made at least 30 days prior to the Policy Anniversary occurring at the end of such Guarantee Period.


                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY


    A Policy Owner has a limited right to return a Policy for cancellation. If a Policy is returned, by mail or personal delivery to Hartford or to the agent who sold such Policy, to be canceled within (a) 10 days after delivery of such Policy to the Policy Owner, (b) within 10 days of Hartford's mailing or delivering a Notice of Right to Withdraw to the Policy Owner, or (c) within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the canceling Policy Owner, within 7 days thereafter, the greater of (x) the premium paid, less any Indebtedness, or (y) the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions for taxes, charges or fees.



    During the first 24 months after its issuance, a Policy may be exchanged for a non-variable life insurance policy on the life of the insured offered by Us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the Policy for which the new policy was exchanged. An exchange of a Policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.


                         SURRENDER/CONTINUATION OPTIONS


    At any time prior to the Maturity Date, You may choose to have the Cash Surrender Value applied under one of the following options, provided Your Policy has a Cash Surrender Value:


OPTION A -- Surrender for Cash

OPTION B -- Continue as Extended Term Insurance

OPTION C -- Continue as Paid-Up Insurance

    In addition, if during the Guarantee Period:


(a) a required Scheduled Premium is not paid by the end of the grace period; and


(b) the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.


    You may choose one of the above options. You may notify Us In Writing of Your choice within 61 days after the due date for the outstanding Scheduled Premium. In the absence of such notification, We will automatically apply the Cash Surrender Value to Option B, unless the insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

class shown in your Policy is "special," in which case the automatic option will be Option C. If Your Policy has no Cash Surrender Value, it will terminate at the end of the grace period.


WHEN EFFECTIVE -- The effective date of the surrender/ continuation options will be the earlier of:



(a) the date We receive Your election request In Writing; or


(b) the end of the grace period.


    When a surrender/continuation option becomes effective, all benefit riders attached to a Policy will terminate, unless otherwise provided in the rider.


OPTION DESCRIPTIONS
OPTION A -- Surrender for Cash


    If You choose Option A, You must surrender Your Policy to Us. We will pay You the Cash Surrender Value at the time of surrender, and Our liability under the Policy will cease.



OPTION B -- Continue as Extended Term Insurance



    Option B is not available unless the insurance class shown in Your Policy is "standard" or "preferred." If You choose Option B, the extended term insurance Death Benefit will be the Death Benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the Insured's then Attained Age. At the end of such term, We will pay You any Cash Surrender Value not used to provide extended term insurance, and Our liability under the Policy will cease.



OPTION C -- Continue as Paid-Up Insurance



    If You choose Option C, Your Policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of Your Policy as a net single premium as of the effective date of this benefit at the Insured's then-Attained Age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the Death Benefit in effect on the effective date of Option C. We will pay You any Cash Surrender Value not used to provide paid-up insurance.



    If Your Policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any Policy Anniversary will not be less than the Cash Value on such Policy Anniversary minus any Indebtedness.


                      VALUATION OF PAYMENTS AND TRANSFERS


    We value the Policies on every Valuation Day.



    We will pay Death Proceeds, Cash Surrender Values, partial withdrawal proceeds, and Policy loan amounts allocable to the Sub-Accounts within 7 days after We receive all the information needed to process the payment, unless the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists.



    Hartford may defer payment of any amounts not attributable to the Sub-Accounts for up to six months from the date on which We receive the payment request.


                            APPLICATION FOR A POLICY


    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, a prospective purchaser may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the Policy application. Policies generally will be issued only on the lives of Insureds age 80 and under who supply evidence of insurability satisfactory to Hartford. Acceptance of a Policy application is subject to Hartford's underwriting rules, and Hartford reserves the right to reject a Policy application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.



    A Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and the initial premium payment. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Dates and Policy Years.


                      REDUCED CHARGES FOR ELIGIBLE GROUPS


    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payments from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in the Separate Account.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                            DEDUCTIONS FROM PREMIUMS



    Before the allocation of a premium payment to the Account Value, a deduction as a percentage of premium is made for the front-end sales load and for premium taxes. The amount of each premium payment allocated to the Account Value after such deductions is Your Net Premium.


FRONT-END SALES LOAD


    The front-end sales load portion of a deduction from premiums is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.



    The maximum front-end sales load percentages for Policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.



    For all Guarantee Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.



    The actual schedule of front-end sales loads for any given Policy is specified in that Policy.



    Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a Policy with a One Year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods. For a further description of such charges, see "-- Guarantee Period," page 11.



    For an example of the effect of front-end sales loads, see "-- Deductions and Charges from the Account Value -- Examples of Front-End Sales Loads and Surrender Charges," page 20.

PREMIUM RELATED TAX CHARGE


    We deduct a percentage from each premium payment to cover premium-based taxes assessed against Hartford by states and/or other governmental entities. Such percentage will vary by locale, depending on the tax rates in effect at the time the Policy is issued. The range is generally between 0% and 4%.


                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE
MONTHLY DEDUCTION AMOUNTS


    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct the Monthly Deduction Amount from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.



    The Monthly Deduction Amount equals the sum of:



(1) the charge for the cost of insurance;



(2) the charges for additional benefits provided by rider, if any;



(3) the charges for "special" insurance class rating, if any;



(4) the monthly administrative fee; and



(5) the mortality and expense risk charge



    (1) Cost of Insurance Charge


    The charge for the cost of insurance is equal to:

     (i) the cost of insurance rate per $1,000; multiplied by

     (ii) the amount at risk; divided by

    (iii) $1,000

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


      The cost of insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. Hartford will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.



      Because a Policy's Account Value and Death Benefit Amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



    (2) Rider Charge



      If a Policy includes riders, a charge applicable to such riders is made from the Account Value on each Monthly Activity Date.



      The charge applicable to Policy riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------


      For a description of available riders, see "Supplemental Benefits," page
    27.



    (3) Special Class Charge



      A charge for a special insurance class rating of an Insured may be made, if applicable, against the Account Value. Such charge is to compensate Hartford for the additional mortality risk associated with individuals in such special classes.



    (4) Monthly Administrative Charge and Issue Charge



      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Policies. This charge covers the average expected cost for these expenses. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.



      Additionally, We assess a monthly charge in the first Policy Year to compensate Hartford for the up-front costs of underwriting and issuing a Policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by Issue Age and the Policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample Issue Ages are summarized in the following chart:



                                                      MAXIMUM MONTHLY
ISSUE AGE  MONTHLY FIRST POLICY YEAR ISSUE CHARGE         AMOUNT
---------  ----------------------------------------  -----------------
   25      $8.33 plus $.0333 per $1,000 of IFA*          $   50.00
   35      $8.33 plus $.0375 per $1,000 of IFA*          $   54.17
   45      $8.33 plus $.0417 per $1,000 of IFA*          $   62.50
   55      $8.33 plus $.0625 per $1,000 of IFA*          $   62.50
   65      $8.33 plus $.0708 per $1,000 of IFA*          $   62.50



    *   "IFA" refers to initial Face Amount



    (5) Mortality and Expense Risk Charge



      A charge is made for mortality and expense risks assumed by Hartford under the Policies. Such charge is allocated to the General Account. Hartford may profit from the mortality and expense risk charge. For further information, see "-- Cash Values," page 11.



      The mortality and expense risk charge for any Monthly Activity Date is equal to the product of:


    (i) the mortality and expense risk rate; multiplied by

    (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


      During the first 20 Policy Years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For Policy Years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a Policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a Policy with a ten-year Guarantee Period. After Policy Year 20, the mortality and expense risk charge rate for all Policies is expected to equal .60% annually. However, Hartford reserves the right to continue the mortality and expense risk charge rate at the level in effect during Policy Years 1 through 20, except for Policies with a one year Guarantee Period, for which Hartford reserves the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods. For a more detailed description of such charges, see "-- Guarantee Period," page 11.



      The mortality risk assumed is that the actual cost of insurance charges specified in a Policy will be insufficient to meet actual claims. Hartford also assumes the risk of the Death Benefit Guarantee during the Guarantee Period. See "-- Death Benefit -- Death Benefit Guarantee," page 14. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policies.



      For Policies with a one-year Guarantee Period, Hartford also incurs a risk that the costs associated with the distribution of the Policies will be greater than the proceeds from any sales charges deducted under the Policies.


SURRENDER CHARGES


    A surrender charge is assessed against a Policy's Account Value if the Policy lapses or is surrendered during the first nine Policy Years. The amount of such surrender charge in the first Policy Year is established by Hartford based on the premiums paid during the first Policy Year and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each Policy Year until it reaches zero during the tenth Policy Year.



    Specifically, the maximum first year surrender charge under a Policy is equal to the sum of (i) a specified percentage of the Scheduled Premium up to the Guideline Annual Premium and (ii) 5% of the excess of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to Policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for Policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods. For a more complete description of such charges, see "-- Guarantee Period," page 11.



    The schedule of Surrender Charges for a Policy is set forth in that Policy. Additionally, Your sales agents, upon

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

request, will provide a schedule of surrender charges which would apply under any given circumstances.

    Generally, the total sales load under a Policy will not exceed 180% of the Guideline Annual Premium, or 9% of the sum of the Guideline Annual Premium that would be paid over a 20-year period. In cases where the anticipated life expectancy of the Insured named in a Policy is less than 20 years, the total sales load will not exceed 9% of the sum of the Guideline Annual Premiums for the shorter period.



    For an example of the effect of surrender charges, see "-- Examples of Front-End Sales Loads and Surrender Charges," below.


EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES


    An example of the actual front-end sales loads and Surrender Charge schedule as well as and the impact of the sales load refund, if any (see "-- Cash Values -- Load Refund," page 11), for a Policy with a ten year Guarantee Period is shown below. The example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 37 of this Prospectus.



Death Benefit Option:                    Level
Face Amount:                             $250,000
Guarantee Period:                        10 years
Charges Assumed:                         Current
Issue Age/Gender/Class:                  45/Male/Preferred
Scheduled Premium:                       $4,000 per year
Guideline Annual Premium:                $4,819.38
Assumed Gross Annual Investment Return:  0%



    The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issuance of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.


    This is:


    (1) the sum of the cumulative front-end sales load, plus



    (2) the actual surrender charge for that Policy Year, minus



    (3) the sales load refund, if any, applicable to that Policy Year (see "-- Cash Values -- Load Refund," page 12).


     ADDITIONAL CHARGES/CREDITS IF SURRENDERED -- TEN YEAR GUARANTEE PERIOD


                                   SURRENDER CHARGES
---------------------------------------------------------------------------------------
            CUMULATIVE                                                       TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL       SALES      CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER     LOAD     SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE*     REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  ---------  --------------
    1        $   2,000    $   4,400   $   1,232   $   1,232   $   2,032    $    1,200
    2            2,440        3,911       4,074       3,911       4,590         1,791
    3            2,880        3,422       6,764       3,422           0         6,302
    4            3,320        2,933       9,345       2,933           0         6,253
    5            3,760        2,444      11,843       2,444           0         6,204
    6            4,200        1,956      14,274       1,956           0         6,156
    7            4,640        1,467      16,645       1,467           0         6,107
    8            5,080          978      18,971         978           0         6,058
    9            5,520          489      21,246         489           0         6,009
    10           5,960            0      23,456           0           0         5,960
    11           6,080            0      25,850           0           0         6,080



     * The Actual Surrender Charge assessed is the lesser of:



    (a)  The contractual maximum surrender charge, or



    (b)  Account Value at the end of the Policy Year.



    ** Assumes a surrender of the Policy at the end of that Policy Year.



    An example of the actual front-end sales load and surrender charge schedule as well as the impact of the sales load refund, if any (see "-- Cash Values -- Load Refund," page 12), for a Policy with a one year Guarantee Period is shown below.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------


The example uses the same specific information (i.e., Issue Age, Face Amount, premium level) as the illustration on page 37 of this Prospectus.



Death Benefit Option:                                Level
Face Amount:                                         $250,000
Guarantee Period:                                    1 Year
Charges Assumed:                                     Current
Issue Age/Sex/Class:                                 45/Male/Preferred
Scheduled Premium:                                   $4,000.00 per year
Guideline Annual Premium:                            $4,819.38
Assumed Hypothetical Gross Annual Investment
Return:                                              0%



    The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.


    This is:


    (a) the sum of the cumulative front-end sales load, plus



    (b) the actual surrender charge for that Policy Year, minus



    (c) the sales load refund, if any, applicable to that Policy Year (see "-- Cash Values -- Load Refund," page 12).

     ADDITIONAL CHARGES/CREDITS IF SURRENDERED -- ONE YEAR GUARANTEE PERIOD


                                       SURRENDER CHARGES
------------------------------------------------------------------------------------------------
              CUMULATIVE                                                              TOTAL
               FRONT-END       MAXIMUM    YEAR END     ACTUAL         SALES        CUMULATIVE
  POLICY         SALES        SURRENDER    ACCOUNT    SURRENDER       LOAD        SALES LOAD IF
   YEAR          LOAD          CHARGE       VALUE      CHARGE*       REFUND       SURRENDERED**
----------  ---------------  -----------  ---------  -----------  -------------  ---------------
    1          $       0      $     400   $   3,169   $     400     $       0       $     400
    2                  0            355       6,361         355             0             355
    3                  0            311       9,381         311             0             311
    4                  0            267      12,273         267             0             267
    5                  0            222      15,067         222             0             222
    6                  0            178      17,780         178             0             178
    7                  0            133      20,422         133             0             133
    8                  0             89      23,008          89             0              89
    9                  0             44      25,529          44             0              44
    10                 0              0      27,976           0             0               0
    11                 0              0      30,273           0             0               0



     * The Actual Surrender Charge assessed is the lesser of:



    (a)  The contractual maximum surrender charge, or



    (b)  Account Value at the end of the Policy Year.



    ** Assumes a surrender of the Policy at the end of that Policy Year.


CHARGES AGAINST THE FUNDS


    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computes as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.


TAXES


    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policies in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                    HARTFORD



    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                             SEPARATE ACCOUNT VL I

                                    GENERAL


    Separate Account VL I (the "Separate Account") is a separate account of Hartford, established on June 8, 1995 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

                                     FUNDS

    The assets of each Sub-Account are invested exclusively in one of the Funds. A Policy Owner may allocate Net Premiums among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with such allocation. There is no assurance that any Fund will achieve its stated objectives. All investment options may not be available in all States. Policy Owners are also advised to read the prospectuses for the Funds accompanying this Prospectus for more detailed information.


HARTFORD FUNDS


 HARTFORD ADVISERS FUND



    Seeks maximum long term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.



 HARTFORD BOND FUND



    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section entitled "Hartford Bond Fund, Inc. -- Investment Policies" in the prospectus for the Hartford Funds accompanying this Prospectus.



 HARTFORD CAPITAL APPRECIATION FUND



    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.



 HARTFORD DIVIDEND AND GROWTH FUND


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND


    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.



 HARTFORD MORTGAGE SECURITIES FUND


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES,
  INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED,
  ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

 HARTFORD STOCK FUND


    Seeks long-term growth of capital by investing primarily in equity securities.



 HARTFORD MONEY MARKET FUND


    Seeks maximum current income consistent with liquidity and preservation of capital.


PUTNAM FUNDS


 PUTNAM VT DIVERSIFIED INCOME FUND


    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

 PUTNAM VT HIGH YIELD FUND


    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT MONEY MARKET FUND

    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
BOND FUND


    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


FIDELITY VIP FUNDS


 FIDELITY VIP EQUITY-INCOME PORTFOLIO


    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio Manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.


 FIDELITY VIP OVERSEAS PORTFOLIO

    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.


    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 FIDELITY VIP II ASSET MANAGER PORTFOLIO


    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.


    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.


    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds, organized as Massachusetts business trusts, are diversified open-end management investment companies with multiple portfolios. The Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The Fidelity VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in such Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund insurance policies, including the Policies, issued by Hartford or its affiliates as permitted by the Investment Company Act of 1940.


    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest simultaneously in the Funds. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity policy owners, the Board of Directors for the Hartford Funds and the Board of Trustees for the Putnam Funds, and the Board of Trustees for the Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. In the event the Boards conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and realized gains and/or losses on the assets of each Sub-Account therefore are separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days of such redemption.



    Hartford reserves the right to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Policies, subject to compliance with the law as then in effect. In the event that shares of any of the Funds are no longer available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to, and the consent of, Policy Owners and without prior approval of the SEC to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.



    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of such Fund. See the prospectuses for the Funds accompanying this Prospectus.

                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, Connecticut 06115. Pursuant to an investment advisory agreement entered into with each of the Hartford Funds, HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds, for which HL Advisors receives a fee.



    The Hartford Investment Management Company, Inc. ("HIMCO"), an affiliate of Hartford organized under Connecticut law, serves as investment sub-adviser to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.



    Wellington Management Company, LLP ("Wellington Management") serves as investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------


Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for the Hartford Funds accompanying this Prospectus for a more complete description of HL Advisors, HIMCO and Wellington Management, and their respective fees.


PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, Massachusetts, 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.


FIDELITY VIP FUNDS



    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("FMR"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts 02109. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR, founded in 1946, is the original Fidelity company. It provides investment research and portfolio management services to a number of mutual funds and other clients. Various Fidelity companies perform certain activities required to operate VIP and VIP II.

                               THE FIXED ACCOUNT


    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SEC. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



    Premium payments and Cash Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.



    The Fixed Account Minimum Credited Rate is shown in the Policies. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated under the Policies to the Fixed Account. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. EACH POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.

                                 OTHER MATTERS

                                 VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of a Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation of the law should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    The voting interests of a Policy Owner (or the assignee of a Policy, as the case may be) in the Funds will be determined as follows: A Policy Owner may cast one vote for each full or fractional Accumulation Unit owned under a Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by a Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the Indebtedness (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 13) will not be considered in determining the voting interests of that Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.



    Hartford may disregard Policy Owner voting instructions when required by state insurance regulatory authorities, if the instructions require that the Fund shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford may disregard Policy Owner voting instructions in favor of changes in the investment policy or the investment adviser of the Funds initiated by the Policy Owner if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event that Hartford disregards Policy Owner voting instructions, a summary of that action and the reasons therefor will be included in Hartford's next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Value and Face Amount;


(b) the premiums paid, Monthly Deduction Amounts and Policy loans since the last statement;


(c) the amount of any Indebtedness;


(d) notifications required by the provisions of the Your Policy; and



(e) any other information required by the insurance department of the state where Your Policy was delivered to You.

                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of a Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If a Policy is reinstated, such two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such other period as specified by state law, the benefit payable will be limited to the premiums paid, minus any Indebtedness and any partial withdrawals.

                             MISSTATEMENT AS TO AGE


    If the age of the Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in Your Policy.

                                PAYMENT OPTIONS


    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000, unless Hartford consents to a lesser amount. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of a Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments.



    The following payment options are available under the Policies.



FIRST OPTION -- Interest Income



    Payments of interest at the rate We declare (but not less than 3 1/2% per year) on the amount applied under this option.



SECOND OPTION -- Income of Fixed Amount



    Equal payments of the amount chosen until the amount applied under this payment option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.



THIRD OPTION -- Payments for a Fixed Period



    An amount payable monthly for the number of years selected which may be from one to 30 years.



FOURTH OPTION -- Life Income



    LIFE ANNUITY -- An annuity payable monthly during the lifetime of theannuitant and terminating with the last monthly payment due preceding the death of the annuitant.



    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------


    The tables in the Policies provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.



    The table for the Fourth Option is based on the 1983 Individual Annuity Mortality Table, set back one year with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. However, We may, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.



    Hartford will make any other arrangements for income payments as Hartford and the Policy Owner may be agree.

                                  BENEFICIARY


    A prospective purchaser of a Policy names the beneficiary in the application for a Policy. A Policy Owner may change the beneficiary under the Policy (unless such beneficiary is irrevocably named) during the Insured's lifetime by request In Writing to Hartford. If no such beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living, or, otherwise, to the Policy Owner's estate.

                                   ASSIGNMENT


    A Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of notice In Writing of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

                             SUPPLEMENTAL BENEFITS



    The following supplemental benefits may be included in a Policy, subject to the restrictions and limitations set forth therein.

                         DEDUCTION AMOUNT WAIVER RIDER


    Subject to certain age and underwriting restrictions, a Policy may include a Deduction Amount Waiver Rider. That rider provides for the waiver of the Monthly Deduction Amounts in the event of the Insured's total disability occurring prior to the Insured reaching Attained Age 65 and continuing for at least six months. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began.



    If the Deduction Amount Waiver Rider is added to a Policy, the Monthly Deduction Amounts under such Policy will be increased to include the charges applicable to the rider.

                         ACCIDENTAL DEATH BENEFIT RIDER


    Subject to certain age and underwriting requirements, a Policy may include an Accidental Death Benefit Rider. That rider provides for an increase in the amount paid upon the death of the Insured if such death results from an accident.



    If the Accidental Death Benefit Rider is added to a Policy, Monthly Deduction Amounts under such Policy will be increased to include the charges applicable to the rider.

                       INCREASE IN COVERAGE OPTION RIDER


    Subject to certain age and underwriting requirements, a Policy may include an Increase in Coverage Option Rider. That rider gives the Policy Owner the guaranteed right to purchase a new flexible premium variable life insurance policy on the life of the Insured, without evidence of insurability, if certain conditions are met. These conditions include:



(a) the original Policy has been in force for five years,



(b) the Insured's Attained Age is less than 80, and



(c) the Account Value of the original Policy is sufficient to "pay up" the new policy under assumptions defined in the rider.



    The face amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the Insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the Scheduled Premium for the original Policy.

                         MATURITY DATE EXTENSION RIDER


    Subject to certain Death Benefit and Premium restrictions (see "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 33), a Policy may include a Maturity Date Extension Rider. Under that rider, We will extend the Maturity Date to the date of the Insured's death, regardless of the age of the Insured.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        EXECUTIVE OFFICERS AND DIRECTORS



                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Bossen, Wendell J., 64            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford; Director
                                  Financial Officer &                      (1997-Present); Senior Vice President, Chief Financial
                                  Treasurer, 1997                          Officer & Treasurer (1997-Present); Vice President &
                                  Director, 1997*                          Controller (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1997-Present); Senior Vice
                                                                           President, Chief Financial Officer & Treasurer
                                                                           (1997-Present); Vice President and Controller
                                                                           (1995-1997), Hartford Life Insurance Company; Senior Vice
                                                                           President, Chief Financial Officer & Treasurer
                                                                           (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                           Officer (1994-1995), IMG American Life; Senior Vice
                                                                           President (1992-1994), Connecticut Mutual Life Insurance
                                                                           Company.
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); Vice President (1989-1997);
                                                                           Senior Vice President (1997-Present); Vice President
                                                                           (1989-1997), Hartford Life Insurance Company.
de Raismes, Ann M., 47            Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice President
                                  Director of Human Resources,             (1997-Present); Vice President (1994-1997); Assistant
                                  1994                                     Vice President (1992-1994); Director of Human Resources
                                                                           (1991-Present), Hartford Life and Accident Insurance
                                                                           Company; Senior Vice President (1997-Present); Vice
                                                                           President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.
Fitch, Timothy M., 45             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present);
                                  Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Garrett, J. Richard, 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.
Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.
Ginnetti, John P., 52             Executive Vice President and           Senior Vice President-Individual Life and Annuity Division
                                  Director, Asset Management               (1988-1994), Hartford; Director (1988-Present); Director
                                  Services, 1994                           (1988-Present); Executive Vice President & Director,
                                  Director, 1988                           Asset Management Services (1994-Present); Senior Vice
                                                                           President-Individual Life and Annuity Division
                                                                           (1988-1994), Hartford Life and Accident Insurance
                                                                           Company; Executive Vice President, Asset Management,
                                                                           Hartford Life, Inc. (1997-Present).
Godfrey, III, William A., 41      Senior Vice President, 1997            Senior Vice President (1997- Present), Hartford; Senior
                                                                           Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President Information Technology
                                                                           (1997-Present), Hartford Life, Inc.
Godkin, Lynda, 44                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                  General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                  Corporate Secretary, 1996 Director,      (1997-Present); General Counsel (1996-Present); Corporate
                                  1997*                                    Secretary (1995-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1997-Present); General Counsel (1996-Present); Corporate
                                                                           Secretary (1995-Present); Director (1997-Present);
                                                                           Associate General Counsel (1995-1996); Assistant General
                                                                           Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           General Counsel (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice President
                                  Vice President, 1994                     (1998-Present); Vice President (1993-1997); Assistant
                                                                           Vice President (1987-1993), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President (1998-Present);
                                                                           Vice President (1994-1997); Assistant Vice President
                                                                           (1987-1994), Hartford Life Insurance Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional Vice
                                                                           President (1991-1994), Hartford Life Insurance Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.
Malchodi, Jr., William B., 50     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                                                           (1992-1998), Hartford Life and Accident Insurance
                                                                           Company; Vice President (1994-Present); Director of Taxes
                                                                           (1991-1998), Hartford Life Insurance Company.
Marra, Thomas M., 39              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life and            Annuities (1991-1993), Hartford; Director (1994-Present);
                                  Annuity Division, 1993                   Executive Vice President (1995-Present); Director,
                                  Director, 1994*                          Individual Life and Annuity Division (1994-Present);
                                                                           Senior Vice President (1994-1995); Vice President
                                                                           (1989-1994); Actuary (1987-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1994-Present);
                                                                           Executive Vice President (1995-Present); Director,
                                                                           Individual Life and Annuity Division (1994-Present);
                                                                           Senior Vice President (1994-1995); Vice President
                                                                           (1989-1994); Actuary (1987-1995), Hartford Life Insurance
                                                                           Company; Executive Vice President, Individual Life and
                                                                           Annuities (1997-Present), Hartford Life, Inc.
Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate Law
                                                                           (1994-Present), The Hartford Financial Services Group.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1994-Present);
                                                                           Vice President (1993-1997); Assistant Vice President
                                                                           (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                                           Company; Vice President and Chief Actuary (1997-Present),
                                                                           Hartford Life, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                                  Director, 1985*                          Officer (1997-Present); Chief Operating Officer
                                                                           (1989-1997), Hartford Life and Accident Insurance
                                                                           Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.
Welnicki, Raymond P., 49          Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee                       (1994-Present); Senior Vice President (1995-Present);
                                  Benefit Division, 1994                   Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.
Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); Vice President (1995-1997);
                                                                           Assistant Vice President (1992-1995), Hartford Life
                                                                           Insurance Company; Vice President, Government Affairs
                                                                           (1997-Present), Hartford Life, Inc.
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                  Director, 1998*                          (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.
---------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DISTRIBUTION OF THE POLICIES


    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, or certain other registered broker-dealers. HESCO is the principal underwriter for the Policies. Any sales representative or employee of Hartford selling the Policies will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer selling the Policies is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.



    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers will be 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, sales commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, sales commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to such Policy's second Policy Anniversary.



    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by Policy Owners. This compensation is usually paid from the sales charges described in this Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be difference for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the Policy Owners to purchase, hold or surrender variable insurance products.



                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS



    The assets of the Separate Account are held by Hartford and are kept physically segregated and held separate and apart from the General Account. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond in the aggregate amount of $50 million issued by Aetna Casualty and Surety Company and covering all of the officers and employees of Hartford.


                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units as a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Accumulation Unit Values," on page 10).


    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                       INCOME TAXATION OF POLICY BENEFITS


    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance Policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the Policy value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.


    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS


    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance Policies. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance Policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.


    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.


    A Policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the Policy is classified as a MEC then withdrawals from the Policy will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includable in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the Policy will be treated as a withdrawal from the contract for tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a Policy (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the Policy for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Policy Owner's investment in the Policy is increased by the amount includable in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).



    Generally, only distributions and loans made in the first year in which a Policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a Policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.



    Before assigning, pledging, or requesting a loan under a contract that is a MEC, a Policy Owner should consult a qualified tax adviser.



    All MEC policies that are issued within any calendar year to the same Policy owner by one company or its affiliates are treated as one MEC Policy for the purpose of determining the taxable portion of any loan or distribution.


    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES


    When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Policy Owner was not the Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the Insured's estate if the Insured neither

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

retained incidents of ownership at death nor had given up ownership within three years before death.


    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (for
1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.


    If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                          DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan Policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.


    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.


    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of Policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.


    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT


    In order for a variable life insurance Policy to qualify for tax deferral, assets in the segregated asset accounts supporting the variable Policy must be considered to be owned by the insurance company and not by the variable Policy Owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the Policy Owner, such as the ability to select and control investments in a separate account, will cause the Policy Owner to be treated as the owner of the assets for tax purposes.



    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS


    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the Policy over the premiums to be returned to the employer. Purchasers of life insurance Policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES


    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance Policies. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS


    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance Policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance Policy purchase.


                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                    EXPERTS


    The audited financial statements included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.


                             REGISTRATION STATEMENT


    A registration statement with respect to the Separate Account and the Policies has been filed with the SEC under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in such registration statement, and in its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policies.


                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of the flexible premium variable life insurance polices described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES



    The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The illustrations show how the Death Benefit, Account Value and Cash Surrender Value of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund was a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. The illustrations assume that no Policy loans or partial withdrawals have been made. The illustrations are also based on the assumption that the Policy Owner has not requested an increase or a decrease in the Face Amount and that no transfers among the Funds have been made in any Policy Year.



    The tables on pages 37 to 54 illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.



    The illustrations reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.70%. The 0.70% figure is based on an average of the current management fees and expenses of the 22 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.70%, will vary from year to year, and will depend on how the Account Value is allocated.



    As the headings indicate, the illustrations reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. Those charges include the monthly mortality and expense risk charge, the monthly administrative charge, and the monthly mortality charge. All illustrations assume a charge of 2.00% for taxes attributable to premiums and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policies.



    Each illustration also shows the amount to which premiums would accumulate if an amount equal to such premiums was invested to earn interest, after taxes, at a rate of 5%, compounded annually.


    Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PEROID: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           1,232          --***      250,000        1,232          --***      250,000
      2             8,610           4,074         163***      250,000        4,074         163***      250,000
      3            13,241           6,764       3,342         250,000        6,764       3,342         250,000
      4            18,103           9,345       6,411         250,000        9,345       6,411         250,000
      5            23,208          11,843       9,398         250,000       11,843       9,398         250,000
      6            28,568          14,274      12,318         250,000       14,274      12,318         250,000
      7            34,196          16,645      15,178         250,000       16,645      15,178         250,000
      8            40,106          18,971      17,994         250,000       18,971      17,994         250,000
      9            46,312          21,246      20,757         250,000       21,246      20,757         250,000
     10            52,827          23,456      23,456         250,000       23,456      23,456         250,000
     11            59,669          25,850      25,850         250,000       24,932      24,932         250,000
     12            66,852          28,102      28,102         250,000       26,215      26,215         250,000
     13            74,395          30,190      30,190         250,000       27,297      27,297         250,000
     14            82,314          32,117      32,117         250,000       28,157      28,157         250,000
     15            90,630          33,884      33,884         250,000       28,773      28,773         250,000
     16            99,361          35,385      35,385         250,000       29,115      29,115         250,000
     17           108,530          36,726      36,726         250,000       29,156      29,156         250,000
     18           118,156          37,906      37,906         250,000       28,850      28,850         250,000
     19           128,264          38,913      38,913         250,000       28,147      28,147         250,000
     20           138,877          39,747      39,740         250,000       26,999      26,999         250,000
     25           200,454          39,821      39,821         250,000       12,667      12,667         250,000
     30           279,043          30,239      30,239         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,032 IN POLICY YEAR 1 AND $4,753 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           1,325          --***      250,000        1,325          --***      250,000
      2             8,610           4,435         523***      250,000        4,435         523***      250,000
      3            13,241           7,570       4,148         250,000        7,570       4,148         250,000
      4            18,103          10,778       7,845         250,000       10,778       7,845         250,000
      5            23,208          14,087      11,643         250,000       14,087      11,643         250,000
      6            28,568          17,519      15,563         250,000       17,519      15,563         250,000
      7            34,196          21,085      19,618         250,000       21,085      19,618         250,000
      8            40,106          24,808      23,830         250,000       24,808      23,830         250,000
      9            46,312          28,688      28,200         250,000       28,688      28,200         250,000
     10            52,827          32,722      32,722         250,000       32,722      32,722         250,000
     11            59,669          37,186      37,186         250,000       36,279      36,279         250,000
     12            66,852          41,760      41,760         250,000       39,852      39,852         250,000
     13            74,395          46,430      46,430         250,000       43,436      43,436         250,000
     14            82,314          51,207      51,207         250,000       47,017      47,017         250,000
     15            90,630          56,101      56,101         250,000       50,580      50,580         250,000
     16            99,361          61,026      61,026         250,000       54,103      54,103         250,000
     17           108,530          66,085      66,085         250,000       57,565      57,565         250,000
     18           118,156          71,290      71,290         250,000       60,934      60,934         250,000
     19           128,264          76,646      76,646         250,000       64,173      64,173         250,000
     20           138,877          82,162      82,162         250,000       67,247      67,247         250,000
     25           200,454         111,781     111,781         250,000       78,904      78,904         250,000
     30           279,043         145,617     145,617         250,000       77,492      77,492         250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,125 IN POLICY YEAR 1 AND $5,113 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           1,418          --***      250,000        1,418          --***      250,000
      2             8,610           4,807         895***      250,000        4,807         895***      250,000
      3            13,241           8,434       5,011         250,000        8,434       5,011         250,000
      4            18,103          12,372       9,438         250,000       12,372       9,438         250,000
      5            23,208          16,681      14,237         250,000       16,681      14,237         250,000
      6            28,568          21,420      19,464         250,000       21,420      19,464         250,000
      7            34,196          26,642      25,176         250,000       26,642      25,176         250,000
      8            40,106          32,417      31,440         250,000       32,417      31,440         250,000
      9            46,312          38,799      38,310         250,000       38,799      38,310         250,000
     10            52,827          45,843      45,843         250,000       45,843      45,843         250,000
     11            59,669          53,915      53,915         250,000       53,042      53,042         250,000
     12            66,852          62,773      62,773         250,000       60,901      60,901         250,000
     13            74,395          72,491      72,491         250,000       69,502      69,502         250,000
     14            82,314          83,181      83,181         250,000       78,929      78,929         250,000
     15            90,630          94,965      94,965         250,000       89,281      89,281         250,000
     16            99,361         107,905     107,905         250,000      100,668     100,668         250,000
     17           108,530         122,236     122,236         250,000      113,227     113,227         250,000
     18           118,156         138,131     138,131         255,811      127,109     127,109         250,000
     19           128,264         155,618     155,618         280,732      142,486     142,486         257,043
     20           138,877         174,773     174,773         307,313      159,244     159,244         280,009
     25           200,454         300,798     300,798         469,696      265,815     265,815         415,070
     30           279,043         495,973     495,973         698,903      420,068     420,068         591,940



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,218 IN POLICY YEAR 1 AND $5,485 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   ---------------------------------------
  END OF      ACCUMULATED                       CASH                                      CASH
  CONTRACT   AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER       DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE        BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   ------------   ----------
      1             4,725          1,466           --***      251,466       1,466            --***      251,466
      2             9,686          4,727          327***      254,727       4,727           327***      254,727
      3            14,896          7,820        3,970         257,820       7,820         3,970         257,820
      4            20,365         10,789        7,489         260,789      10,789         7,489         260,789
      5            26,109         13,660       10,910         263,660      13,660        10,910         263,660
      6            32,139         16,450       14,250         266,450      16,450        14,250         266,450
      7            38,471         19,164       17,514         269,164      19,164        17,514         269,164
      8            45,120         21,820       20,720         271,820      21,820        20,720         271,820
      9            52,101         24,409       23,859         274,409      24,409        23,859         274,409
     10            59,431         26,916       26,916         276,916      26,916        26,916         276,916
     11            67,127         29,621       29,621         279,621      28,603        28,603         278,603
     12            75,208         32,154       32,154         282,154      30,059        30,059         280,059
     13            83,694         34,487       34,487         284,487      31,276        31,276         281,276
     14            92,604         36,623       36,623         286,623      32,229        32,229         282,229
     15           101,959         38,562       38,562         288,562      32,897        32,897         282,897
     16           111,782         40,177       40,177         290,177      33,245        33,245         283,245
     17           122,096         41,593       41,593         291,593      33,246        33,246         283,246
     18           132,926         42,806       42,806         292,806      32,854        32,854         282,854
     19           144,297         43,803       43,803         293,803      32,020        32,020         282,020
     20           156,237         44,576       44,576         294,576      30,699        30,699         280,699
     25           225,511         43,527       43,527         293,527      15,404        15,404         265,404
     30           313,924         31,575       31,575         281,575          --            --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,366 IN POLICY YEAR 1 AND $4,772 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,574          --***      251,574        1,574          --***      251,574
      2             9,686           5,141         741***      255,141        5,141         741***      255,141
      3            14,896           8,746       4,896         258,746        8,746       4,896         258,746
      4            20,365          12,432       9,132         262,432       12,432       9,132         262,432
      5            26,109          16,230      13,480         266,230       16,230      13,480         266,230
      6            32,139          20,158      17,958         270,158       20,158      17,958         270,158
      7            38,471          24,231      22,581         274,231       24,231      22,581         274,231
      8            45,120          28,468      27,368         278,468       28,468      27,368         278,468
      9            52,101          32,870      32,320         282,870       32,870      32,320         282,870
     10            59,431          37,428      37,428         287,428       37,428      37,428         287,428
     11            67,127          42,446      42,446         292,446       41,395      41,395         291,395
     12            75,208          47,558      47,558         297,558       45,332      45,332         295,332
     13            83,694          52,735      52,735         302,735       49,225      49,225         299,225
     14            92,604          57,982      57,982         307,982       53,045      53,045         303,045
     15           101,959          63,299      63,299         313,299       56,760      56,760         306,760
     16           111,782          68,557      68,557         318,557       60,328      60,328         310,328
     17           122,096          73,875      73,875         323,875       63,709      63,709         313,709
     18           132,926          79,251      79,251         329,251       66,842      66,842         316,842
     19           144,297          84,672      84,672         334,672       69,660      69,660         319,660
     20           156,237          90,127      90,127         340,127       72,095      72,095         322,095
     25           225,511         116,169     116,169         366,169       76,129      76,129         326,129
     30           313,924         136,250     136,250         386,250       55,925      55,925         305,925



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,474 IN POLICY YEAR 1 AND $5,186 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,681          --***      251,681        1,681          --***      251,681
      2             9,686           5,569       1,169***      255,569        5,569       1,169***      255,569
      3            14,896           9,736       5,886         259,736        9,736       5,886         259,736
      4            20,365          14,258      10,958         264,258       14,258      10,958         264,258
      5            26,109          19,198      16,448         269,198       19,198      16,448         269,198
      6            32,139          24,615      22,415         274,615       24,615      22,415         274,615
      7            38,471          30,567      28,917         280,567       30,567      28,917         280,567
      8            45,120          37,127      36,027         287,127       37,127      36,027         287,127
      9            52,101          44,349      43,799         294,349       44,349      43,799         294,349
     10            59,431          52,288      52,288         302,288       52,288      52,288         302,288
     11            67,127          61,337      61,337         311,337       60,253      60,253         310,253
     12            75,208          71,202      71,202         321,202       68,843      68,843         318,843
     13            83,694          81,939      81,939         331,939       78,112      78,112         328,112
     14            92,604          93,639      93,639         343,639       88,103      88,103         338,103
     15           101,959         106,404     106,404         356,404       98,865      98,865         348,865
     16           111,782         120,208     120,208         370,208      110,442     110,442         360,442
     17           122,096         135,290     135,290         385,290      122,884     122,884         372,884
     18           132,926         151,779     151,779         401,779      136,232     136,232         386,232
     19           144,297         169,809     169,809         419,809      150,523     150,523         400,523
     20           156,237         189,531     189,531         439,531      165,803     165,803         415,803
     25           225,511         318,535     318,535         568,535      259,241     259,241         509,241
     30           313,924         517,815     517,815         767,815      385,156     385,156         635,156



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,581 IN POLICY YEAR 1 AND $5,614 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,463          --***      254,500        1,463          --***      254,500
      2             9,686           4,715         315***      259,000        4,715         315***      259,000
      3            14,896           7,796       3,946         263,500        7,796       3,946         263,500
      4            20,365          10,747       7,747         268,000       10,747       7,747         268,000
      5            26,109          13,593      10,843         272,500       13,593      10,843         272,500
      6            32,139          16,352      14,152         277,000       16,352      14,152         277,000
      7            38,471          19,028      17,378         281,500       19,028      17,378         281,500
      8            45,120          21,638      20,538         286,000       21,638      20,538         286,000
      9            52,101          24,174      23,624         290,500       24,174      23,624         290,500
     10            59,431          26,618      26,618         295,000       26,618      26,618         295,000
     11            67,127          29,244      29,244         299,500       28,146      28,146         299,500
     12            75,208          31,679      31,679         304,000       29,401      29,401         304,000
     13            83,694          33,890      33,890         308,500       30,366      30,366         308,500
     14            92,604          35,874      35,874         313,000       31,005      31,005         313,000
     15           101,959          37,628      37,628         317,500       31,281      31,281         317,500
     16           111,782          39,003      39,003         322,000       31,142      31,142         322,000
     17           122,096          40,131      40,131         326,500       30,539      30,539         326,500
     18           132,926          41,001      41,001         331,000       29,396      29,396         331,000
     19           144,297          41,591      41,591         335,500       27,627      27,627         335,500
     20           156,237          41,881      41,881         340,000       25,142      25,142         340,000
     25           225,511          36,450      36,450         362,500           --          --              --
     30           313,924          13,394      13,394         385,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,363 IN POLICY YEAR 1 AND $5,599 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM
      THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,570          --***      254,500        1,570          --***      254,500
      2             9,686           5,130         730***      259,000        5,130         730***      259,000
      3            14,896           8,722       4,872         263,500        8,722       4,872         263,500
      4            20,365          12,392       9,092         268,000       12,392       9,092         268,000
      5            26,109          16,168      13,418         272,500       16,168      13,418         272,500
      6            32,139          20,071      17,871         277,000       20,071      17,871         277,000
      7            38,471          24,114      22,464         281,500       24,114      22,464         281,500
      8            45,120          28,318      27,218         286,000       28,318      27,218         286,000
      9            52,101          32,683      32,133         290,500       32,683      32,133         290,500
     10            59,431          37,200      37,200         295,000       37,200      37,200         295,000
     11            67,127          42,174      42,174         299,500       41,088      41,088         299,500
     12            75,208          47,237      47,237         304,000       44,928      44,928         304,000
     13            83,694          52,362      52,362         308,500       48,705      48,705         308,500
     14            92,604          57,554      57,554         313,000       52,385      52,385         313,000
     15           101,959          62,814      62,814         317,500       55,931      55,931         317,500
     16           111,782          68,012      68,012         322,000       59,295      59,295         322,000
     17           122,096          73,270      73,270         326,500       62,425      62,425         326,500
     18           132,926          78,589      78,589         331,000       65,249      65,249         331,000
     19           144,297          83,956      83,956         335,500       67,681      67,681         335,500
     20           156,237          89,364      89,364         340,000       69,631      69,631         340,000
     25           225,511         115,313     115,313         362,500       68,317      68,317         362,500
     30           313,924         135,477     135,477         385,000       27,928      27,928         385,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,470 IN POLICY YEAR 1 AND $6,014 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM
      THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,678          --***      254,500        1,678          --***      254,500
      2             9,686           5,558       1,158***      259,000        5,558       1,158***      259,000
      3            14,896           9,714       5,864         263,500        9,714       5,864         263,500
      4            20,365          14,221      10,921         268,000       14,221      10,921         268,000
      5            26,109          19,144      16,394         272,500       19,144      16,394         272,500
      6            32,139          24,545      22,345         277,000       24,545      22,345         277,000
      7            38,471          30,481      28,831         281,500       30,481      28,831         281,500
      8            45,120          37,030      35,930         286,000       37,030      35,930         286,000
      9            52,101          44,249      43,699         290,500       44,249      43,699         290,500
     10            59,431          52,198      52,198         295,000       52,198      52,198         295,000
     11            67,127          61,278      61,278         299,500       60,228      60,228         299,500
     12            75,208          71,209      71,209         304,000       68,935      68,935         304,000
     13            83,694          82,063      82,063         308,500       78,392      78,392         308,500
     14            92,604          93,951      93,951         313,000       88,672      88,672         313,000
     15           101,959         107,000     107,000         317,500       99,857      99,857         317,500
     16           111,782         121,241     121,241         322,000      112,039     112,039         322,000
     17           122,096         136,936     136,936         326,500      125,332     125,332         326,500
     18           132,926         154,265     154,265         331,000      139,852     139,852         331,000
     19           144,297         173,430     173,430         335,500      155,745     155,745         335,500
     20           156,237         194,664     194,664         348,109      173,190     173,190         340,000
     25           225,511         335,380     335,380         531,980      288,881     288,881         460,073
     30           313,924         553,319     553,319         791,523      457,524     457,524         656,912



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,578 IN POLICY YEAR 1 AND $6,441 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           3,151       2,751         250,000        3,151       2,751         250,000
      2             8,610           6,310       5,955         250,000        5,882       5,526         250,000
      3            13,241           9,282       8,971         250,000        8,494       8,183         250,000
      4            18,103          12,112      11,846         250,000       10,986      10,719         250,000
      5            23,208          14,831      14,609         250,000       13,352      13,130         250,000
      6            28,568          17,457      17,280         250,000       15,583      15,405         250,000
      7            34,196          20,000      19,867         250,000       17,671      17,538         250,000
      8            40,106          22,475      22,386         250,000       19,605      19,516         250,000
      9            46,312          24,875      24,831         250,000       21,371      21,327         250,000
     10            52,827          27,190      27,190         250,000       22,957      22,957         250,000
     11            59,669          29,346      29,346         250,000       24,350      24,350         250,000
     12            66,852          31,337      31,337         250,000       25,539      25,539         250,000
     13            74,395          33,140      33,140         250,000       26,518      26,518         250,000
     14            82,314          34,761      34,761         250,000       27,268      27,268         250,000
     15            90,630          36,200      36,200         250,000       27,768      27,768         250,000
     16            99,361          37,345      37,345         250,000       27,990      27,990         250,000
     17           108,530          38,313      38,313         250,000       27,908      27,908         250,000
     18           118,156          39,100      39,100         250,000       27,479      27,479         250,000
     19           128,264          39,698      39,698         250,000       26,656      26,656         250,000
     20           138,877          40,098      40,098         250,000       25,392      25,392         250,000
     25           200,454          40,788      40,788         250,000       11,227      11,227         250,000
     30           279,043          31,885      31,885         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURNAPPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           3,361       2,961         250,000        3,361       2,961         250,000
      2             8,610           6,928       6,572         250,000        6,486       6,130         250,000
      3            13,241          10,507      10,196         250,000        9,669       9,358         250,000
      4            18,103          14,144      13,877         250,000       12,909      12,643         250,000
      5            23,208          17,869      17,647         250,000       16,203      15,980         250,000
      6            28,568          21,706      21,528         250,000       19,539      19,362         250,000
      7            34,196          25,664      25,531         250,000       22,913      22,780         250,000
      8            40,106          29,766      29,677         250,000       26,312      26,224         250,000
      9            46,312          34,008      33,964         250,000       29,726      29,681         250,000
     10            52,827          38,387      38,387         250,000       33,140      33,140         250,000
     11            59,669          42,835      42,835         250,000       36,543      36,543         250,000
     12            66,852          47,351      47,351         250,000       39,926      39,926         250,000
     13            74,395          51,916      51,916         250,000       43,282      43,282         250,000
     14            82,314          56,539      56,539         250,000       46,594      46,594         250,000
     15            90,630          61,226      61,226         250,000       49,844      49,844         250,000
     16            99,361          65,881      65,881         250,000       53,008      53,008         250,000
     17           108,530          70,614      70,614         250,000       56,062      56,062         250,000
     18           118,156          75,428      75,428         250,000       58,971      58,971         250,000
     19           128,264          80,327      80,327         250,000       61,692      61,692         250,000
     20           138,877          85,315      85,315         250,000       64,188      64,188         250,000
     25           200,454         116,776     116,776         250,000       73,949      73,949         250,000
     30           279,043         153,444     153,444         250,000       69,025      69,025         250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           3,571       3,171         250,000        3,571       3,171         250,000
      2             8,610           7,571       7,215         250,000        7,116       6,760         250,000
      3            13,241          11,834      11,523         250,000       10,945      10,634         250,000
      4            18,103          16,434      16,167         250,000       15,085      14,818         250,000
      5            23,208          21,434      21,212         250,000       19,560      19,338         250,000
      6            28,568          26,894      26,716         250,000       24,395      24,217         250,000
      7            34,196          32,870      32,736         250,000       29,619      29,486         250,000
      8            40,106          39,427      39,339         250,000       35,262      35,173         250,000
      9            46,312          46,621      46,577         250,000       41,358      41,313         250,000
     10            52,827          54,505      54,505         250,000       47,944      47,944         250,000
     11            59,669          63,082      63,082         250,000       55,066      55,066         250,000
     12            66,852          72,426      72,426         250,000       62,779      62,799         250,000
     13            74,395          82,603      82,603         250,000       71,152      71,152         250,000
     14            82,314          93,717      93,717         250,000       80,251      80,251         250,000
     15            90,630         105,877     105,877         250,000       90,156      90,156         250,000
     16            99,361         119,136     119,136         250,000      100,957     100,957         250,000
     17           108,530         133,714     133,714         254,356      112,762     112,762         250,000
     18           118,156         149,615     149,615         277,077      125,694     125,694         250,000
     19           128,264         166,878     166,878         301,046      139,896     139,896         252,371
     20           138,877         185,619     185,619         326,385      155,302     155,302         273,077
     25           200,454         318,737     318,737         497,708      256,840     256,840         401,056
     30           279,043         524,886     524,886         739,645      401,491     401,491         565,763



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           3,625       3,175         253,625        3,625       3,175         253,625
      2             9,686           7,241      6,8412          57,241        6,802       6,402         256,802
      3            14,896          10,647      10,297         260,647        9,838       9,488         259,838
      4            20,365          13,890      13,590         263,890       12,731      12,431         262,731
      5            26,109          17,001      16,751         267,001       15,475      15,225         265,475
      6            32,139          19,999      19,799         269,999       18,057      17,857         268,057
      7            38,471          22,893      22,743         272,893       20,470      20,320         270,470
      8            45,120          25,701      25,601         275,701       22,700      22,600         272,700
      9            52,101          28,414      28,364         278,414       24,731      24,681         274,731
     10            59,431          31,020      31,020         281,020       26,548      26,548         276,548
     11            67,127          33,435      33,435         283,435       28,136      18,136         278,136
     12            75,208          35,652      35,652         285,652       29,484      29,484         279,484
     13            83,694          37,641      37,641         287,641       30,585      30,585         280,585
     14            92,604          39,408      39,408         289,408       31,415      31,415         281,415
     15           101,959          40,951      40,951         290,951       31,956      31,956         281,956
     16           111,782          42,138      42,138         292,138       32,176      32,176         282,176
     17           122,096          43,108      43,108         293,108       32,050      32,050         282,050
     18           132,926          43,855      43,855         293,855       31,535      31,535         281,535
     19           144,297          44,370      44,370         294,370       30,585      30,585         280,585
     20           156,237          44,645      44,645         294,645       29,159      29,159         279,159
     25           225,511          44,242      44,242         294,242       14,241      14,241         264,241
     30           313,924          32,894      32,894         282,894           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS      -------------------------------   ------------------------------
  END OF     ACCUMULATED                  CASH                             CASH
  POLICY    AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
  -------   --------------   --------   ---------   --------   -------   ---------   --------
      1           4,725        3,864      3,414      253,864    3,864      3,414      253,864
      2           9,686        7,943      7,543      257,943    7,491      7,091      257,491
      3          14,896       12,041     11,691      262,041   11,180     10,830      261,180
      4          20,365       16,201     15,901      266,201   14,928     14,628      264,928
      5          26,109       20,454     20,204      270,454   18,727     18,477      268,727
      6          32,139       24,820     24,620      274,820   22,565     22,365      272,565
      7          38,471       29,310     29,160      279,310   26,431     26,281      276,431
      8          45,120       33,946     33,846      283,946   30,307     30,207      280,307
      9          52,101       38,722     38,672      288,722   34,175     34,125      284,175
     10          59,431       43,629     43,629      293,629   38,014     38,014      288,014
     11          67,127       48,584     48,584      298,584   41,804     41,804      291,804
     12          75,208       53,575     53,575      303,575   45,525     45,525      295,525
     13          83,694       58,571     58,571      308,571   49,161     49,161      299,161
     14          92,604       63,571     63,571      313,571   52,683     52,683      302,683
     15         101,959       68,570     68,570      318,570   56,057     56,057      306,057
     16         111,782       73,426     73,426      323,426   59,242     59,242      309,242
     17         122,096       78,270     78,270      328,270   62,197     62,197      312,197
     18         132,926       83,090     83,090      333,090   64,860     64,860      314,860
     19         144,297       87,872     87,872      337,872   67,166     67,166      317,166
     20         156,237       92,601     92,601      342,601   69,048     69,048      319,048
     25         225,511      120,053    120,053      370,053   71,824     71,824      321,824
     30         313,924      141,905    141,905      391,905   50,165     50,165      300,165



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           4,103       3,653         254,103        4,103       3,653         254,103
      2             9,686           8,675       8,275         258,675        8,208       7,808         258,208
      3            14,896          13,551      13,201         263,551       12,636      12,286         262,636
      4            20,365          18,805      18,505         268,805       17,409      17,109         267,409
      5            26,109          24,501      24,251         274,501       22,553      22,303         272,553
      6            32,139          30,702      30,502         280,702       28,088      27,888         278,088
      7            38,471          37,464      37,314         287,464       34,040      33,890         284,040
      8            45,120          44,857      44,757         294,857       40,430      40,330         290,430
      9            52,101          52,932      52,882         302,932       47,282      47,232         297,282
     10            59,431          61,741      61,741         311,741       54,618      54,618         304,618
     11            67,127          71,264      71,264         321,264       62,468      62,468         312,468
     12            75,208          81,558      81,558         331,558       70,862      70,862         320,862
     13            83,694          92,663      92,663         342,663       79,841      79,841         329,841
     14            92,604         104,657     104,657         354,657       89,433      89,433         339,433
     15           101,959         117,623     117,623         367,623       99,670      99,670         349,670
     16           111,782         131,508     131,508         381,508      110,576     110,576         360,576
     17           122,096         146,542     146,542         396,542      122,182     122,182         372,182
     18           132,926         162,826     162,826         412,826      134,504     134,504         384,504
     19           144,297         180,469     180,469         430,469      147,552     147,552         397,552
     20           156,237         199,588     199,588         449,588      161,345     161,345         411,345
     25           225,511         336,127     336,127         586,127      248,835     248,835         498,835
     30           313,924         547,896     547,896         797,896      362,941     362,941         612,941



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,515           3,433       3,003         254,300        3,433       3,003         254,300
      2             9,256           6,857       6,475         258,600        6,416       6,034         258,600
      3            14,234          10,074       9,739         262,900        9,257       8,922         262,900
      4            19,460          13,127      12,840         267,200       11,951      11,664         267,200
      5            24,948          16,045      15,807         271,500       14,490      14,251         271,500
      6            30,711          18,850      18,659         275,800       16,861      16,670         275,800
      7            36,761          21,548      21,405         280,100       19,052      18,908         280,100
      8            43,114          24,157      24,061         284,400       21,044      20,949         284,400
      9            49,785          26,667      26,619         288,700       22,821      22,773         288,700
     10            56,789          29,065      29,065         293,000       24,359      24,359         293,000
     11            64,144          31,259      31,259         297,300       25,638      25,638         297,300
     12            71,866          33,240      33,240         301,600       26,637      26,637         301,600
     13            79,974          34,971      34,971         305,900       27,342      27,342         305,900
     14            88,488          36,453      36,453         310,200       27,719      27,719         310,200
     15            97,427          37,678      37,678         314,500       27,733      27,733         314,500
     16           106,814          38,493      38,493         318,800       27,336      27,336         318,800
     17           116,669          39,042      39,042         323,100       26,482      26,482         323,100
     18           127,018          39,312      39,312         327,400       25,097      25,097         327,400
     19           137,884          39,281      39,281         331,700       23,103      23,102         331,700
     20           149,293          38,932      38,932         336,000       20,411      20,411         336,000
     25           215,488          33,515      33,515         357,500           --          --              --
     30           299,971          10,674      10,674         379,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM


     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,515           3,660       3,230         254,300        3,660       3,230         254,300
      2             9,256           7,526       7,144         258,600        7,071       6,689         258,600
      3            14,234          11,401      11,066         262,900       10,533      10,198         262,900
      4            19,460          15,328      15,041         267,200       14,040      13,753         267,200
      5            24,948          19,336      19,097         271,500       17,585      17,346         271,500
      6            30,711          23,447      23,256         275,800       21,153      20,962         275,800
      7            36,761          27,673      27,529         280,100       24,732      24,589         280,100
      8            43,114          32,032      31,937         284,400       28,304      28,208         284,400
      9            49,785          36,522      36,475         288,700       31,847      31,779         288,700
     10            56,789          41,133      41,133         293,000       35,338      35,338         293,000
     11            64,144          45,780      45,780         297,300       38,753      38,753         297,300
     12            71,866          50,453      50,453         301,600       42,070      42,070         301,600
     13            79,974          55,119      55,119         305,900       45,268      45,268         305,900
     14            88,488          59,778      59,778         310,200       48,310      48,310         310,200
     15            97,427          64,426      64,426         314,500       51,159      51,159         314,500
     16           106,814          68,920      68,920         318,800       53,760      53,760         318,800
     17           116,669          73,388      73,388         323,100       56,061      56,061         323,100
     18           127,018          77,821      77,821         327,400       57,984      57,984         327,400
     19           137,884          82,202      82,202         331,700       59,439      59,439         331,700
     20           149,293          86,516      86,516         336,000       60,333      60,333         336,000
     25           215,488         111,491     111,491         357,500       54,169      54,169         357,500
     30           299,971         130,484     130,484         379,000        6,043       6,043         379,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.


    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,515           3,887       3,457         254,300        3,887       3,457         254,300
      2             9,256           8,223       7,840         258,600        7,754       7,372         258,600
      3            14,234          12,839      12,504         262,900       11,918      11,583         262,900
      4            19,460          17,808      17,521         267,200       16,402      16,115         267,200
      5            24,948          23,196      22,957         271,500       21,230      20,991         271,500
      6            30,711          29,063      28,872         275,800       26,421      26,230         275,800
      7            36,761          35,466      35,323         280,100       32,002      31,858         280,100
      8            43,114          42,475      42,379         284,400       37,995      37,899         284,400
      9            49,785          50,142      50,094         288,700       44,426      44,378         288,700
     10            56,789          58,522      58,522         293,000       51,322      51,322         293,000
     11            64,144          67,602      67,602         297,300       58,719      58,719         297,300
     12            71,866          77,450      77,450         301,600       66,657      66,657         301,600
     13            79,974          88,120      88,120         305,900       75,187      75,187         305,900
     14            88,488          99,708      99,708         310,200       84,357      84,357         310,200
     15            97,427         112,316     112,316         314,500       94,221      94,221         314,500
     16           106,814         125,951     125,951         318,800      104,835     104,835         318,800
     17           116,669         140,851     140,851         323,100      116,271     116,271         323,100
     18           127,018         157,166     157,166         327,400      128,600     128,600         327,400
     19           137,884         175,060     175,060         331,700      141,907     141,907         331,700
     20           149,293         194,718     194,718         342,384      156,300     156,300         336,000
     25           215,488         335,067     335,067         523,207      256,481     256,481         400,495
     30           299,971         552,426     552,426         778,452      402,823     402,823         567,640



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The following prospectuses contain information related to all of the funds offered by the Hartford Mutual Funds, Putnam Variable Trust, and Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II. Not all of the funds are available to Stag Variable Life Policy Owners. Please review the Stag Variable Life product Prospectus for details regarding available funds. See "Separate Account VL I -- Funds."

                                                                              55
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1997, the related statements of operations for the year then ended and statements of changes in net assets for the year ended December 31, 1997 and the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account Variable Life One) as of December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for the year then ended and the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

SEPARATE ACCOUNT VARIABLE LIFE ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           726,781
    Cost                          $ 752,661
    Market Value.........   $ 762,941        --            --             --
  Hartford Stock Fund,
   Inc.
    Shares                           355,432
    Cost                          $1,729,015
    Market Value.........      --         $1,820,995       --             --
  HVA Money Market Fund,
   Inc.
    Shares                         7,024,335
    Cost                          $7,024,335
    Market Value.........      --            --         $7,024,335        --
  Hartford Advisers Fund,
   Inc.
    Shares                           455,334
    Cost                          $1,128,250
    Market Value.........      --            --            --          $1,150,514
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           621,102
    Cost                          $2,649,504
    Market Value.........      --            --            --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            80,974
    Cost                          $  89,083
    Market Value.........      --            --            --             --
  Hartford Index Fund,
   Inc.
    Shares                           617,728
    Cost                          $1,677,079
    Market Value.........      --            --            --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           596,106
    Cost                          $ 808,867
    Market Value.........      --            --            --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           654,867
    Cost                          $1,213,451
    Market Value.........      --            --            --             --
  Fidelity VIP Equity
   Income Fund
    Shares                            26,642
    Cost                          $ 598,135
    Market Value.........      --            --            --             --
  Fidelity VIP Overseas
   Fund
    Shares                            14,251
    Cost                          $ 272,653
    Market Value.........      --            --            --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             7,420
    Cost                          $ 126,004
    Market Value.........      --            --            --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      23,405        20,347       982,081          17,467
  Receivable from fund
   shares sold...........      --            --            --             --
                           -----------   -----------   -----------   -------------
  Total Assets...........     786,346     1,841,342     8,006,416       1,167,981
                           -----------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --            --             --
  Payable for fund shares
   purchased.............      23,436        20,281       981,999          17,448
                           -----------   -----------   -----------   -------------
  Total Liabilities......      23,436        20,281       981,999          17,448
                           -----------   -----------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........   $ 762,910     $1,821,061    $7,024,417     $1,150,533
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

  Units Owned by
   Participants..........     555,490       774,582     5,671,164         590,898
  Unit Values............   $1.373400     $2.351023     $1.238620      $ 1.947093

   The accompanying notes are an integral part of these financial statements.

                                                                                                                 FIDELITY VIP
                                CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND    EQUITY-INCOME
                           APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND       PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  -----------  ------------------  ------------  ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                           726,781
    Cost                          $ 752,661
    Market Value.........        --                --              --             --                --             --
  Hartford Stock Fund,
   Inc.
    Shares                           355,432
    Cost                          $1,729,015
    Market Value.........        --                --              --             --                --             --
  HVA Money Market Fund,
   Inc.
    Shares                         7,024,335
    Cost                          $7,024,335
    Market Value.........        --                --              --             --                --             --
  Hartford Advisers Fund,
   Inc.
    Shares                           455,334
    Cost                          $1,128,250
    Market Value.........        --                --              --             --                --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                           621,102
    Cost                          $2,649,504
    Market Value.........      $2,738,886          --              --             --                --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                            80,974
    Cost                          $  89,083
    Market Value.........        --              $   87,758        --             --                --             --
  Hartford Index Fund,
   Inc.
    Shares                           617,728
    Cost                          $1,677,079
    Market Value.........        --                --           $1,777,642        --                --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                           596,106
    Cost                          $ 808,867
    Market Value.........        --                --              --            $ 771,633          --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                           654,867
    Cost                          $1,213,451
    Market Value.........        --                --              --             --              $1,278,515       --
  Fidelity VIP Equity
   Income Fund
    Shares                            26,642
    Cost                          $ 598,135
    Market Value.........        --                --              --             --                --            $ 646,875
  Fidelity VIP Overseas
   Fund
    Shares                            14,251
    Cost                          $ 272,653
    Market Value.........        --                --              --             --                --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             7,420
    Cost                          $ 126,004
    Market Value.........        --                --              --             --                --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....          45,039          --              --               23,694           20,591        --
  Receivable from fund
   shares sold...........        --                --              46,923         --                --                    3
                           -----------------  ---------------  -----------      ----------      ------------     ----------
  Total Assets...........       2,783,925            87,758     1,824,565          795,327        1,299,106         646,878
                           -----------------  ---------------  -----------      ----------      ------------     ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                --              47,271         --                --                   37
  Payable for fund shares
   purchased.............          44,867          --              --               23,696           20,654        --
                           -----------------  ---------------  -----------      ----------      ------------     ----------
  Total Liabilities......          44,867          --              47,271           23,696           20,654              37
                           -----------------  ---------------  -----------      ----------      ------------     ----------
  Net Assets (variable
   life contract
   liabilities)..........      $2,739,058        $   87,758     $1,777,294       $ 771,631        $1,278,452      $ 646,841
                           -----------------  ---------------  -----------      ----------      ------------     ----------
                           -----------------  ---------------  -----------      ----------      ------------     ----------

  Units Owned by
   Participants..........       1,282,344            65,034       765,093          513,886          639,647         368,530
  Unit Values............      $ 2.135978        $ 1.349414     $2.322979        $1.501562        $1.998682       $1.755189

                           FIDELITY VIP     FIDELITY VIP II
                             OVERSEAS        ASSET MANAGER
                             PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT
                           -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........      --               --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........      --               --
  Fidelity VIP Equity
   Income Fund

    Shares

    Cost
    Market Value.........      --               --
  Fidelity VIP Overseas
   Fund

    Shares

    Cost
    Market Value.........    $ 273,616          --
  Fidelity VIP II Asset
   Manager Fund

    Shares

    Cost
    Market Value.........      --              $ 133,636
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....           45          --
  Receivable from fund
   shares sold...........      --               --
                           -------------      ----------
  Total Assets...........      273,661           133,636
                           -------------      ----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....           61                 3
  Payable for fund shares
   purchased.............      --               --
                           -------------      ----------
  Total Liabilities......           61                 3
                           -------------      ----------
  Net Assets (variable
   life contract
   liabilities)..........    $ 273,600         $ 133,633
                           -------------      ----------
                           -------------      ----------
  Units Owned by
   Participants..........      201,754            87,786
  Unit Values............    $1.356104         $1.522265

SEPARATE ACCOUNT VARIABLE LIFE ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $26,909      $ 11,815      $105,975        $16,534
                           -----------   -----------   -----------   -------------
    Net investment
     income..............     26,909        11,815       105,975         16,534
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --               558        --                584
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        148          (109)       --               (232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     10,267        91,919        --             22,216
                           -----------   -----------   -----------   -------------
    Net gain (loss) on
     investments.........     10,415        91,810        --             21,984
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $37,324      $104,183      $105,975        $39,102
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............      $  9,163            $ 3,444        $ 14,934          $  6,510          $12,804
                               --------            -------       -----------        --------        ------------
    Net investment
     income..............         9,163              3,444          14,934             6,510           12,804
                               --------            -------       -----------        --------        ------------
CAPITAL GAINS INCOME.....        10,410            --                4,291            14,471              815
                               --------            -------       -----------        --------        ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           716                 28             463              (828)             360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        89,337             (1,336)        100,497           (37,302)          65,053
                               --------            -------       -----------        --------        ------------
    Net gain (loss) on
     investments.........        90,053             (1,308)        100,960           (38,130)          65,413
                               --------            -------       -----------        --------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $109,626            $ 2,136        $120,185          $(17,149)         $79,032
                               --------            -------       -----------        --------        ------------
                               --------            -------       -----------        --------        ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..............       $   374            $  373             $   66
                                -------            ------             ------
    Net investment
     income..............           374               373                 66
                                -------            ------             ------
CAPITAL GAINS INCOME.....         1,882             1,481                165
                                -------            ------             ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,671              (138)                28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        48,686               919              7,582
                                -------            ------             ------
    Net gain (loss) on
     investments.........        50,357               781              7,610
                                -------            ------             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $52,613            $2,635             $7,841
                                -------            ------             ------
                                -------            ------             ------

SEPARATE ACCOUNT VARIABLE LIFE ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   ------------  -------------
OPERATIONS:
  Net investment
   income................   $ 26,909     $   11,815    $    105,975   $   16,534
  Capital gains income...     --                558         --               584
  Net realized gain
   (loss) on security
   transactions..........        148           (109)        --              (232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     10,267         91,919         --            22,216
                           -----------   -----------   ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     37,324        104,183         105,975       39,102
                           -----------   -----------   ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     58,303        110,273      26,348,230       17,300
  Net transfers..........    674,390      1,673,468     (17,219,898)   1,125,736
  Surrenders.............     (6,137)       (12,105)        (76,531)      (8,960)
  Net loan withdrawals...     11,825           (221)     (2,085,251)      (2,510)
  Cost of insurance......    (13,939)       (55,771)       (460,124)     (21,190)
                           -----------   -----------   ------------  -------------
  Net increase in net
   assets resulting from
   unit transactions.....    724,442      1,715,644       6,506,426    1,110,376
                           -----------   -----------   ------------  -------------
  Total increase in net
   assets................    761,766      1,819,827       6,612,401    1,149,478
NET ASSETS:
  Beginning of period....      1,144          1,234         412,016        1,055
                           -----------   -----------   ------------  -------------
  End of period..........   $762,910     $1,821,061    $  7,024,417   $1,150,533
                           -----------   -----------   ------------  -------------
                           -----------   -----------   ------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION,
 OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   ------------  -------------
OPERATIONS:
  Net investment
   income................   $     17     $        3    $        137   $        7
  Net unrealized
   appreciation of
   investments during the
   period................         12             61         --                48
                           -----------   -----------   ------------  -------------
  Net increase in net
   assets resulting from
   operations............         29             64             137           55
                           -----------   -----------   ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      1,000          1,000         436,756        1,000
  Net transfers..........        115            170         (18,268)     --
  Surrenders.............     --             --              (2,162)     --
  Cost of insurance......     --             --              (4,447)     --
                           -----------   -----------   ------------  -------------
  Net increase in net
   assets resulting from
   unit transactions.....      1,115          1,170         411,879        1,000
                           -----------   -----------   ------------  -------------
  Total increase in net
   assets................      1,144          1,234         412,016        1,055
NET ASSETS:
  Beginning of period....     --             --             --           --
                           -----------   -----------   ------------  -------------
  End of period..........   $  1,144     $    1,234    $    412,016   $    1,055
                           -----------   -----------   ------------  -------------
                           -----------   -----------   ------------  -------------

   The accompanying notes are an integral part of these financial statements.

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment
   income................     $    9,163           $ 3,444       $   14,934         $  6,510         $   12,804
  Capital gains income...         10,410           --                 4,291           14,471                815
  Net realized gain
   (loss) on security
   transactions..........            716                28              463             (828)               360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         89,337            (1,336)         100,497          (37,302)            65,053
                           -----------------   ---------------   -----------      ----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        109,626             2,136          120,185          (17,149)            79,032
                           -----------------   ---------------   -----------      ----------        ------------
UNIT TRANSACTIONS:
  Purchases..............        308,974             1,853           68,957          176,177             62,971
  Net transfers..........      2,397,785            76,873        1,641,927          650,101          1,157,823
  Surrenders.............        (23,361)             (640)         (13,070)         (15,973)            (7,195)
  Net loan withdrawals...          6,968             7,850           (7,681)              88              3,918
  Cost of insurance......        (63,644)           (1,339)         (34,163)         (25,871)           (22,528)
                           -----------------   ---------------   -----------      ----------        ------------
  Net increase in net
   assets resulting from
   unit transactions.....      2,626,722            84,597        1,655,970          784,522          1,194,989
                           -----------------   ---------------   -----------      ----------        ------------
  Total increase in net
   assets................      2,736,348            86,733        1,776,155          767,373          1,274,021
NET ASSETS:
  Beginning of period....          2,710             1,025            1,139            4,258              4,431
                           -----------------   ---------------   -----------      ----------        ------------
  End of period..........     $2,739,058           $87,758       $1,777,294         $771,631         $1,278,452
                           -----------------   ---------------   -----------      ----------        ------------
                           -----------------   ---------------   -----------      ----------        ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION,
 OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment
   income................     $        3           $    14       $        5         $      8         $       11
  Net unrealized
   appreciation of
   investments during the
   period................             46                11               65               68                 12
                           -----------------   ---------------   -----------      ----------        ------------
  Net increase in net
   assets resulting from
   operations............             49                25               70               76                 23
                           -----------------   ---------------   -----------      ----------        ------------
UNIT TRANSACTIONS:
  Purchases..............          1,000             1,000            1,000            1,000              1,000
  Net transfers..........          1,661           --                    69            3,182              3,436
  Surrenders.............       --                 --                --             --                      (11)
  Cost of insurance......       --                 --                --             --                      (17)
                           -----------------   ---------------   -----------      ----------        ------------
  Net increase in net
   assets resulting from
   unit transactions.....          2,661             1,000            1,069            4,182              4,408
                           -----------------   ---------------   -----------      ----------        ------------
  Total increase in net
   assets................          2,710             1,025            1,139            4,258              4,431
NET ASSETS:
  Beginning of period....       --                 --                --             --                  --
                           -----------------   ---------------   -----------      ----------        ------------
  End of period..........     $    2,710           $ 1,025       $    1,139         $  4,258         $    4,431
                           -----------------   ---------------   -----------      ----------        ------------
                           -----------------   ---------------   -----------      ----------        ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment
   income................       $    374          $    373           $     66
  Capital gains income...          1,882             1,481                165
  Net realized gain
   (loss) on security
   transactions..........          1,671              (138)                28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         48,686               919              7,582
                              ----------        -------------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         52,613             2,635              7,841
                              ----------        -------------      ----------
UNIT TRANSACTIONS:
  Purchases..............         43,181            22,743              8,385
  Net transfers..........        579,483           257,320            121,381
  Surrenders.............        (11,517)           (3,860)            (1,502)
  Net loan withdrawals...         (3,459)              (12)          --
  Cost of insurance......        (15,244)           (6,270)            (3,522)
                              ----------        -------------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....        592,444           269,921            124,742
                              ----------        -------------      ----------
  Total increase in net
   assets................        645,057           272,556            132,583
NET ASSETS:
  Beginning of period....          1,784             1,044              1,050
                              ----------        -------------      ----------
  End of period..........       $646,841          $273,600           $133,633
                              ----------        -------------      ----------
                              ----------        -------------      ----------
STATEMENT OF CHANGES IN N
FOR THE PERIOD FROM INCEP
 OCTOBER 3, 1996 TO DECEM
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment
   income................       $--               $ --               $--
  Net unrealized
   appreciation of
   investments during the
   period................             54                44                 50
                              ----------        -------------      ----------
  Net increase in net
   assets resulting from
   operations............             54                44                 50
                              ----------        -------------      ----------
UNIT TRANSACTIONS:
  Purchases..............          1,000             1,000              1,000
  Net transfers..........            760            --               --
  Surrenders.............            (13)           --               --
  Cost of insurance......            (17)           --               --
                              ----------        -------------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....          1,730             1,000              1,000
                              ----------        -------------      ----------
  Total increase in net
   assets................          1,784             1,044              1,050
NET ASSETS:
  Beginning of period....       --                  --               --
                              ----------        -------------      ----------
  End of period..........       $  1,784          $  1,044           $  1,050
                              ----------        -------------      ----------
                              ----------        -------------      ----------

62
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

                                                                              63
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Putnam Capital Manager Trust Separate Account Variable Life One and to The Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1997, and the related statements of operations and changes in net assets for the period from inception, October 3, 1996, to December 31, 1996. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, New Opportunities Fund Sub-Account, Money Market Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1997, the results of its operations and the changes in its net assets for the year ended December 31, 1997, and the period from inception, October 3, 1996, to December 31, 1996, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL       GROWTH AND
                            INCOME FUND       FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                         3,767
    Cost                      $  40,753
    Market Value.........    $   42,610        --            --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares                        16,572
    Cost                      $ 301,555
    Market Value.........       --         $  310,895        --            --
  Putnam VT Global Growth
   Fund
    Shares                        89,160
    Cost                      $1,609,306
    Market Value.........       --             --        $1,635,197        --
  Putnam VT Growth and
   Income Fund
    Shares                        49,384
    Cost                      $1,339,139
    Market Value.........       --             --            --         $1,398,555
  Putnam VT High Yield
   Fund
    Shares                        20,901
    Cost                      $ 264,318
    Market Value.........       --             --            --            --
  Putnam VT Money Market
   Fund
    Shares                       127,226
    Cost                      $ 127,226
    Market Value.........       --             --            --            --
  Putnam VT New
   Opportunities Fund
    Shares                        53,976
    Cost                      $1,017,484
    Market Value.........       --             --            --            --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares                        88,902
    Cost                      $1,151,531
    Market Value.........       --             --            --            --
  Putnam VT Utilities
   Growth & Income Fund
    Shares                        15,145
    Cost                      $ 215,652
    Market Value.........       --             --            --            --
  Putnam VT Voyager Fund
    Shares                        36,930
    Cost                      $1,291,283
    Market Value.........       --             --            --            --
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....       --                 15        48,400        --
  Receivable from fund
   shares sold...........       --             --            --                672
                           -------------   -----------   -----------   -------------
  Total Assets...........        42,610       310,910     1,683,597      1,399,227
                           -------------   -----------   -----------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....       --             --            --                760
  Payable for fund shares
   purchased.............       --             --            48,377        --
                           -------------   -----------   -----------   -------------
  Total Liabilities......       --             --            48,377            760
                           -------------   -----------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $   42,610    $  310,910    $1,635,220     $1,398,467
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants..........         3,289        16,976        89,968         63,251
  Unit Price.............    $12.954542    $18.314650    $18.175599     $22.109731
  Contract Liability.....    $   42,610    $  310,910    $1,635,220     $1,398,467

   The accompanying notes are an integral part of these financial statements.

                                                                                       U.S. GOVERNMENT
                                                                                             AND            UTILITIES
                                 HIGH               MONEY               NEW              HIGH QUALITY       GROWTH AND
                              YIELD FUND         MARKET FUND     OPPORTUNITIES FUND       BOND FUND        INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   ------------------   ------------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                         3,767
    Cost                      $  40,753
    Market Value.........       --                  --                 --                   --                 --
  Putnam VT Global Asset
   Allocation Fund
    Shares                        16,572
    Cost                      $ 301,555
    Market Value.........       --                  --                 --                   --                 --
  Putnam VT Global Growth
   Fund
    Shares                        89,160
    Cost                      $1,609,306
    Market Value.........       --                  --                 --                   --                 --
  Putnam VT Growth and
   Income Fund
    Shares                        49,384
    Cost                      $1,339,139
    Market Value.........       --                  --                 --                   --                 --
  Putnam VT High Yield
   Fund
    Shares                        20,901
    Cost                      $ 264,318
    Market Value.........     $  284,667            --                 --                   --                 --
  Putnam VT Money Market
   Fund
    Shares                       127,226
    Cost                      $ 127,226
    Market Value.........       --               $  127,226            --                   --                 --
  Putnam VT New
   Opportunities Fund
    Shares                        53,976
    Cost                      $1,017,484
    Market Value.........       --                  --               $1,145,919             --                 --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares                        88,902
    Cost                      $1,151,531
    Market Value.........       --                  --                 --                 $1,193,060           --
  Putnam VT Utilities
   Growth & Income Fund
    Shares                        15,145
    Cost                      $ 215,652
    Market Value.........       --                  --                 --                   --              $  259,593
  Putnam VT Voyager Fund
    Shares                        36,930
    Cost                      $1,291,283
    Market Value.........       --                  --                 --                   --                 --
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....          6,365            --                       34               41,064                10
  Receivable from fund
   shares sold...........       --                  --                        2             --                 --
                           -----------------   ---------------   ------------------   ------------------   ------------
  Total Assets...........        291,032            127,226           1,145,955            1,234,124           259,603
                           -----------------   ---------------   ------------------   ------------------   ------------
LIABILITIES:
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....       --                        1            --                   --                 --
  Payable for fund shares
   purchased.............          6,363            --                 --                     41,060           --
                           -----------------   ---------------   ------------------   ------------------   ------------
  Total Liabilities......          6,363                  1            --                     41,060           --
                           -----------------   ---------------   ------------------   ------------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $  284,669         $  127,225          $1,145,955           $1,193,064        $  259,603
                           -----------------   ---------------   ------------------   ------------------   ------------
                           -----------------   ---------------   ------------------   ------------------   ------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants..........         17,205            103,320              62,672               87,822            13,788
  Unit Price.............     $16.545266         $ 1.231375          $18.284859           $13.584990        $18.827631
  Contract Liability.....     $  284,669         $  127,225          $1,145,955           $1,193,064        $  259,603


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Asset
   Allocation Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Growth
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Growth and
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT High Yield
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Money Market
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT New
   Opportunities Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT U.S.
   Government and High
   Quality Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Utilities
   Growth & Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Voyager Fund

    Shares

    Cost
    Market Value.........   $1,443,206
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....      --
  Receivable from fund
   shares sold...........          500
                           ------------
  Total Assets...........    1,443,706
                           ------------
LIABILITIES:
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....          287
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......          287
                           ------------
  Net Assets (variable
   life contract
   liabilities)..........   $1,443,419
                           ------------
                           ------------
Variable life contracts
Individual Sub-Accounts:
  Units Owned by
   Participants..........       62,251
  Unit Price.............   $23.187025
  Contract Liability.....   $1,443,419

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL       GROWTH AND
                            INCOME FUND       FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............    $       99    $      780    $    7,355     $    2,061
                                 ------    -----------   -----------   -------------
CAPITAL GAINS INCOME.....            16         1,333         7,911          5,017
                                 ------    -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           273            46           727             47
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....         1,827         9,293        25,838         59,382
                                 ------    -----------   -----------   -------------
    Net gain (loss) on
     investments.........         2,100         9,339        26,565         59,429
                                 ------    -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $    2,215    $   11,452    $   41,831     $   66,507
                                 ------    -----------   -----------   -------------
                                 ------    -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                                       U.S. GOVERNMENT
                                                                                             AND            UTILITIES
                                 HIGH               MONEY               NEW              HIGH QUALITY       GROWTH AND
                              YIELD FUND         MARKET FUND     OPPORTUNITIES FUND       BOND FUND        INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   ------------------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $    1,448         $    1,772           $--                 $   16,959        $      165
                                 -------             ------           --------               -------       ------------
CAPITAL GAINS INCOME.....            168            --                --                    --                     225
                                 -------             ------           --------               -------       ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            208            --                 (11,593)                  549                65
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....         20,324            --                 128,498                41,518            43,867
                                 -------             ------           --------               -------       ------------
    Net gain (loss) on
     investments.........         20,532            --                 116,905                42,067            43,932
                                 -------             ------           --------               -------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $   22,148         $    1,772           $116,905            $   59,026        $   44,322
                                 -------             ------           --------               -------       ------------
                                 -------             ------           --------               -------       ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $      405
                           ------------
CAPITAL GAINS INCOME.....        8,720
                           ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        8,423
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....      151,950
                           ------------
    Net gain (loss) on
     investments.........      160,373
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  169,498
                           ------------
                           ------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL       GROWTH AND
                            INCOME FUND       FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $       99    $      780    $    7,355     $    2,061
  Capital gains income...            16         1,333         7,911          5,017
  Net realized gain
   (loss) on security
   transactions..........           273            46           727             47
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....         1,827         9,293        25,838         59,382
                           -------------   -----------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,215        11,452        41,831         66,507
                           -------------   -----------   -----------   -------------
UNIT TRANSACTIONS:
  Purchases..............         1,122        21,636       197,403         58,290
  Net transfers..........        39,712       284,558     1,455,386      1,311,232
  Surrenders.............          (348)       (2,233)      (24,833)        (8,041)
  Net loan activity......       --                (16)        7,540         (2,944)
  Cost of insurance......        (1,121)       (5,581)      (43,722)       (31,097)
                           -------------   -----------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        39,365       298,364     1,591,774      1,327,440
                           -------------   -----------   -----------   -------------
  Total increase
   (decrease) in net
   assets................        41,580       309,816     1,633,605      1,393,947
NET ASSETS:
  Beginning of period....         1,030         1,094         1,615          4,520
                           -------------   -----------   -----------   -------------
  End of period..........    $   42,610    $  310,910    $1,635,220     $1,398,467
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL       GROWTH AND
                            INCOME FUND       FUND       GROWTH FUND    INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $  --         $   --        $   --         $  --
  Capital gains income...       --             --            --            --
  Net realized gain(loss)
   on security
   transactions..........       --             --            --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            30            48            53             34
                           -------------   -----------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            30            48            53             34
                           -------------   -----------   -----------   -------------
UNIT TRANSACTIONS:
  Purchases..............         1,000         1,000         1,000          1,000
  Net transfers..........       --                 46           562          3,515
  Surrenders.............       --             --            --                (12)
  Net loan activity......       --             --            --            --
  Cost of insurance......       --             --            --                (17)
                           -------------   -----------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,000         1,046         1,562          4,486
                           -------------   -----------   -----------   -------------
  Total increase
   (decrease) in net
   assets................         1,030         1,094         1,615          4,520
NET ASSETS:
  Beginning of period....       --             --            --            --
                           -------------   -----------   -----------   -------------
  End of Period..........    $    1,030    $    1,094    $    1,615     $    4,520
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                                       U.S. GOVERNMENT
                                                                                             AND            UTILITIES
                                 HIGH               MONEY               NEW              HIGH QUALITY       GROWTH AND
                              YIELD FUND         MARKET FUND     OPPORTUNITIES FUND       BOND FUND        INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   ------------------   ------------------   ------------
OPERATIONS:
  Net investment income
   (loss)................     $    1,448         $    1,772          $ --                 $   16,959        $      165
  Capital gains income...            168            --                 --                   --                     225
  Net realized gain
   (loss) on security
   transactions..........            208            --                  (11,593)                 549                65
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....         20,324            --                  128,498               41,518            43,867
                                --------       ---------------   ------------------   ------------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         22,148              1,772             116,905               59,026            44,322
                                --------       ---------------   ------------------   ------------------   ------------
UNIT TRANSACTIONS:
  Purchases..............          9,010            --                   90,292              188,414            18,312
  Net transfers..........        261,651            127,202             989,240              981,563           206,398
  Surrenders.............         (2,778)              (810)            (15,731)             (15,612)           (1,613)
  Net loan activity......            (27)           --                   (4,120)               7,877               (43)
  Cost of insurance......         (6,360)            (1,951)            (31,626)             (32,535)           (8,846)
                                --------       ---------------   ------------------   ------------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        261,496            124,441           1,028,055            1,129,707           214,208
                                --------       ---------------   ------------------   ------------------   ------------
  Total increase
   (decrease) in net
   assets................        283,644            126,213           1,144,960            1,188,733           258,530
NET ASSETS:
  Beginning of period....          1,025              1,012                 995                4,331             1,073
                                --------       ---------------   ------------------   ------------------   ------------
  End of period..........     $  284,669         $  127,225          $1,145,955           $1,193,064        $  259,603
                                --------       ---------------   ------------------   ------------------   ------------
                                --------       ---------------   ------------------   ------------------   ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION OCTOBER 3, 1996 TO DECEMBER 31, 1996

                                                                                       U.S. GOVERNMENT
                                                                                             AND            UTILITIES
                                 HIGH               MONEY               NEW              HIGH QUALITY       GROWTH AND
                              YIELD FUND         MARKET FUND     OPPORTUNITIES FUND       BOND FUND        INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   ------------------   ------------------   ------------
OPERATIONS:
  Net investment income
   (loss)................     $ --               $       12          $ --                 $ --              $  --
  Capital gains income...       --                  --                 --                   --                 --
  Net realized gain(loss)
   on security
   transactions..........       --                  --                 --                   --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             25            --                      (62)                  11                73
                                --------       ---------------   ------------------   ------------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             25                 12                 (62)                  11                73
                                --------       ---------------   ------------------   ------------------   ------------
UNIT TRANSACTIONS:
  Purchases..............          1,000              1,000               1,000                1,000             1,000
  Net transfers..........       --                  --                       57                3,320           --
  Surrenders.............       --                  --                 --                   --                 --
  Net loan activity......       --                  --                 --                   --                 --
  Cost of insurance......       --                  --                 --                   --                 --
                                --------       ---------------   ------------------   ------------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          1,000              1,000               1,057                4,320             1,000
                                --------       ---------------   ------------------   ------------------   ------------
  Total increase
   (decrease) in net
   assets................          1,025              1,012                 995                4,331             1,073
NET ASSETS:
  Beginning of period....       --                  --                 --                   --                 --
                                --------       ---------------   ------------------   ------------------   ------------
  End of Period..........     $    1,025         $    1,012          $      995           $    4,331        $    1,073
                                --------       ---------------   ------------------   ------------------   ------------
                                --------       ---------------   ------------------   ------------------   ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $      405
  Capital gains income...        8,720
  Net realized gain
   (loss) on security
   transactions..........        8,423
  Net unrealized
   appreciation
   (depreciation) of
   investments
    during the period....      151,950
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      169,498
                           ------------
UNIT TRANSACTIONS:
  Purchases..............      111,483
  Net transfers..........    1,206,671
  Surrenders.............        2,463
  Net loan activity......       (4,450)
  Cost of insurance......      (44,593)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,271,574
                           ------------
  Total increase
   (decrease) in net
   assets................    1,441,072
NET ASSETS:
  Beginning of period....        2,347
                           ------------
  End of period..........   $1,443,419
                           ------------
                           ------------
STATEMENT OF CHANGES IN N
FOR THE PERIOD FROM INCEP

                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --
  Capital gains income...      --
  Net realized gain(loss)
   on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (28)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (28)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............        1,000
  Net transfers..........        1,375
  Surrenders.............      --
  Net loan activity......      --
  Cost of insurance......      --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,375
                           ------------
  Total increase
   (decrease) in net
   assets................        2,347
NET ASSETS:
  Beginning of period....      --
                           ------------
  End of Period..........   $    2,347
                           ------------
                           ------------

70
--------------------------------------------------------------------------------

                          PUTNAM CAPITAL MANAGER TRUST
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam VT funds (the Funds). The other twelve subaccounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    C) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                                                              71
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

72
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

                                                                              73
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

74
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

                                                                              75
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

76
--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

                                                                              77
--------------------------------------------------------------------------------

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

78
--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.

MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

                                                                              79
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

80
--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

                                                                              81
--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.